UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02594

MFS SERIES TRUST IV

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: February 28, 2019

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual Report

February 28, 2019

MFS® Blended Research®

Emerging Markets Equity Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

BRK-SEM

MFS® Blended Research® Emerging Markets Equity Fund

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Markets experienced a bout of volatility in late 2018 as a result of higher interest rates, international trade friction and geopolitical uncertainty surrounding issues such as

Brexit. But concern over those issues dissipated in the early months of 2019 due to a more dovish posture by the U.S. Federal Reserve, progress toward a trade pact between the United States and China, and a consensus forming in the British Parliament against a no-deal Brexit. Over the past year, U.S. equities have outperformed their global peers due in part to fiscal stimulus undertaken in late 2017 and early 2019, which helped maintain healthy levels of U.S. economic output against a backdrop of slowing global growth, though returns, on average, have been modest.

Globally, inflation remains largely subdued thanks in part to stable oil prices, though tight labor markets are keeping investors on the lookout for its potential reappearance. Rising incomes in many developed and emerging markets are supportive of gains in consumption, though a challenging backdrop for global trade has weighed on manufacturing in most regions. Should the U.S. and China reach a comprehensive trade agreement, sentiment could improve later this year.

As a global investment manager with nearly a century of expertise, MFS® firmly believes active risk management offers downside mitigation and may help improve investment outcomes. We built our active investment platform with this belief in mind. Our long-term perspective influences nearly every aspect of our business, ensuring that our investment decisions align with the investing time horizons of our clients.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

April 16, 2019

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Tencent Holdings Ltd.	5.5%
Samsung Electronics Co. Ltd.	4.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.4%
Alibaba Group Holding Ltd., ADR	3.7%
China Construction Bank	2.8%
LUKOIL PJSC, ADR	2.2%
Industrial & Commercial Bank of China, “H”	1.9%
Infosys Ltd.	1.9%
China Petroleum & Chemical Corp.	1.7%
Naspers Ltd.	1.6%

Equity sectors (k)
Financial Services	27.2%
Technology	23.2%
Utilities & Communications	7.7%
Energy	6.7%
Consumer Staples	5.1%
Basic Materials	5.0%
Industrial Goods & Services	5.0%
Retailing	4.1%
Leisure	4.1%
Autos & Housing	3.9%
Special Products & Services	3.0%
Health Care	2.2%
Transportation	1.6%

Issuer country weightings (x)
China	32.4%
South Korea	13.9%
Taiwan	8.9%
India	7.6%
Brazil	7.6%
South Africa	6.6%
Russia	4.4%
Mexico	3.4%
Thailand	3.3%
Other Countries	11.9%

Currency exposure weightings (y)
Hong Kong Dollar	28.4%
South Korean Won	13.9%
Taiwan Dollar	8.9%
Indian Rupee	7.6%
Brazilian Real	7.6%
South African Rand	6.6%
Russian Ruble	4.4%
Chinese Renminbi	4.2%
United States Dollar	3.9%
Other Currencies	14.5%

2

Portfolio Composition – continued

(k)	The sectors set forth above and the associated portfolio composition are based on MFS’ own custom sector classification methodology.
(x)

Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States (included in Other Countries) includes Cash & Cash Equivalents.

(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of February 28, 2019.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2018 through February 28, 2019

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2018 through February 28, 2019.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/18	Ending Account Value 2/28/19	Expenses Paid During Period (p) 9/01/18-2/28/19
A	Actual	1.24%	$1,000.00	$983.05	$6.10
	Hypothetical (h)	1.24%	$1,000.00	$1,018.65	$6.21
B	Actual	1.99%	$1,000.00	$979.63	$9.77
	Hypothetical (h)	1.99%	$1,000.00	$1,014.93	$9.94
C	Actual	1.99%	$1,000.00	$979.10	$9.77
	Hypothetical (h)	1.99%	$1,000.00	$1,014.93	$9.94
I	Actual	0.99%	$1,000.00	$984.43	$4.87
	Hypothetical (h)	0.99%	$1,000.00	$1,019.89	$4.96
R1	Actual	1.99%	$1,000.00	$979.19	$9.77
	Hypothetical (h)	1.99%	$1,000.00	$1,014.93	$9.94
R2	Actual	1.49%	$1,000.00	$981.81	$7.32
	Hypothetical (h)	1.49%	$1,000.00	$1,017.41	$7.45
R3	Actual	1.24%	$1,000.00	$983.23	$6.10
	Hypothetical (h)	1.24%	$1,000.00	$1,018.65	$6.21
R4	Actual	0.99%	$1,000.00	$984.44	$4.87
	Hypothetical (h)	0.99%	$1,000.00	$1,019.89	$4.96
R6	Actual	0.89%	$1,000.00	$985.15	$4.38
	Hypothetical (h)	0.89%	$1,000.00	$1,020.38	$4.46

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

5

PORTFOLIO OF INVESTMENTS

2/28/19 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 94.0%

Issuer	Shares/Par	Value ($)
Airlines - 1.6%
Grupo Aeroportuario del Sureste, “B”	9,817	$166,475
Korean Airlines Co. Ltd.	1,802	58,961
Malaysia Airports Holdings Berhad	64,800	130,189

		$355,625
Alcoholic Beverages - 1.7%
Ambev S.A.	19,500	$89,449
China Resources Beer Holdings Co. Ltd.	78,000	290,646

		$380,095
Apparel Manufacturers - 0.8%
Feng Tay Enterprises Co. Ltd.	15,000	$94,309
Shenzhou International Group Holdings Ltd.	6,100	76,155

		$170,464
Automotive - 2.0%
Ford Otomotiv Sanayi A.S.	6,444	$66,936
Kia Motors Corp.	7,771	252,538
Mahindra & Mahindra Ltd.	13,181	119,697

		$439,171
Broadcasting - 0.2%
Grupo Televisa S.A., ADR	3,270	$38,194

Brokerage & Asset Managers - 0.3%
Bolsa Mexicana de Valores S.A. de C.V.	30,100	$62,756

Business Services - 2.6%
Cognizant Technology Solutions Corp., “A”	1,199	$85,105
Infosys Ltd.	40,946	422,722
Motus Holdings Ltd. (a)	8,741	56,129

		$563,956
Cable TV - 1.6%
Naspers Ltd.	1,673	$361,503

Computer Software - Systems - 0.4%
Mindtree Ltd.	6,849	$87,512

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Conglomerates - 0.4%
CITIC Pacific Ltd.	56,000	$85,180

Construction - 1.9%
Anhui Conch Cement Co. Ltd.	27,000	$154,438
China Resources Cement Holdings Ltd.	182,000	193,830
Taiwan Cement Corp.	63,000	78,606

		$426,874
Consumer Products - 0.4%
Hindustan Unilever Ltd.	3,894	$94,859

Electrical Equipment - 0.2%
China Conch Venture Holdings Ltd.	13,000	$43,390

Electronics - 11.5%
AU Optronics Corp.	130,000	$47,943
Innolux Display Corp.	245,000	81,596
MediaTek, Inc.	13,000	118,272
Samsung Electronics Co. Ltd.	27,050	1,084,694
Silicon Motion Technology Corp., ADR	1,238	50,857
Taiwan Semiconductor Manufacturing Co. Ltd.	123,000	955,177
Yageo Corp.	8,000	89,939
Zhen Ding Technology Holding Ltd.	30,000	87,144

		$2,515,622
Energy - Independent - 1.5%
CNOOC Ltd.	191,000	$329,455

Energy - Integrated - 5.2%
China Petroleum & Chemical Corp.	428,000	$369,673
LUKOIL PJSC, ADR	5,799	482,477
Petrobras	18,800	149,453
PetroChina Co. Ltd.	214,000	141,490

		$1,143,093
Engineering - Construction - 1.2%
China Communications Construction Co. Ltd.	78,000	$84,064
GS Engineering & Construction Corp.	1,819	69,221
Promotora y Operadora de Infraestructura S.A.B. de C.V.	11,219	110,471

		$263,756
Entertainment - 0.1%
Multichoice Group Ltd. (a)	1,673	$12,470

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Food & Beverages - 1.3%
AVI Ltd.	22,655	$143,931
Bid Corp. Ltd.	3,577	74,787
JBS S.A.	20,270	72,475

		$291,193
Gaming & Lodging - 1.2%
Genting Berhad	152,100	$275,661

General Merchandise - 1.1%
Lojas Renner S.A.	12,000	$138,269
Lotte Shopping Co.	310	52,645
Mr Price Group Ltd.	3,994	61,181

		$252,095
Health Maintenance Organizations - 0.3%
Qualicorp S.A.	16,500	$68,044

Insurance - 5.3%
AIA Group Ltd.	20,400	$204,007
China Pacific Insurance Co. Ltd.	76,200	286,851
Fubon Financial Holding Co. Ltd.	113,000	167,059
PICC Property & Casualty Co. Ltd.	110,000	131,724
Samsung Fire & Marine Insurance Co. Ltd.	1,120	300,240
Shin Kong Financial Holding Co. Ltd.	220,569	66,150

		$1,156,031
Internet - 10.5%
Alibaba Group Holding Ltd., ADR (a)	4,464	$817,046
Autohome, Inc., ADR (a)	464	43,639
Baidu, Inc., ADR (a)	426	69,242
NAVER Corp.	1,396	165,082
Tencent Holdings Ltd.	28,100	1,202,074

		$2,297,083
Machinery & Tools - 3.6%
Doosan Bobcat, Inc.	8,278	$234,790
Far Eastern New Century Corp.	121,000	119,913
PT United Tractors Tbk	90,100	169,728
Sinotruk Hong Kong Ltd.	68,000	123,703
Weichai Power Co. Ltd., “H”	102,000	141,635

		$789,769

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Major Banks - 7.8%
ABSA Group Ltd.	20,998	$269,072
Bank of China Ltd.	380,000	177,178
China Construction Bank	694,000	617,105
FirstRand Ltd.	21,092	96,228
Industrial & Commercial Bank of China, “H”	556,000	427,815
Nedbank Group Ltd.	5,951	120,086

		$1,707,484
Medical & Health Technology & Services - 0.8%
Life Healthcare Group Holdings Ltd.	30,904	$59,336
Sinopharm Group Co. Ltd., “H”	24,400	108,482

		$167,818
Metals & Mining - 3.3%
Alrosa PJSC	31,800	$45,870
Kumba Iron Ore Ltd.	3,727	98,725
MMC Norilsk Nickel PJSC, ADR	1,862	39,847
POSCO	1,035	242,024
Tata Steel Ltd.	18,489	130,090
Vale S.A., ADR	9,254	115,490
Vedanta Ltd.	20,994	50,001

		$722,047
Natural Gas - Distribution - 0.4%
China Resources Gas Group Ltd.	20,000	$86,882

Network & Telecom - 0.2%
VTech Holdings Ltd.	5,000	$52,390

Other Banks & Diversified Financials - 9.9%
Agricultural Bank of China Ltd., “H”	191,000	$91,488
Banco Macro S.A., ADR	1,771	89,435
China CITIC Bank Corp. Ltd., “H”	141,000	91,608
Credicorp Ltd.	1,206	293,167
Hana Financial Group, Inc.	3,963	136,892
HDFC Bank Ltd., ADR	1,663	168,163
Industrial Bank of Korea	7,335	90,978
Kasikornbank Co. Ltd.	44,200	277,718
Komercni Banka A.S.	4,529	190,138
PT Bank Central Asia Tbk	70,600	138,390
REC Ltd.	43,817	83,998
Sberbank of Russia, ADR	24,352	310,732
Turkiye Garanti Bankasi A.S.	45,006	75,203

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Other Banks & Diversified Financials - continued
Union National Bank	85,161	$129,376

		$2,167,286
Pharmaceuticals - 1.1%
China Resources Pharmaceutical Group Ltd.	37,000	$49,586
Genomma Lab Internacional S.A., “B” (a)	121,438	80,176
Luye Pharma Group Ltd.	90,530	67,583
SSY Group Ltd.	52,000	46,106

		$243,451
Precious Metals & Minerals - 0.3%
Harmony Gold, ADR (a)	30,035	$62,473

Real Estate - 3.0%
Atrium European Real Estate Ltd.	24,082	$92,859
BR Malls Participacoes S.A.	31,300	111,579
Concentradora Fibra Danhos S.A. de C.V., REIT	39,224	55,943
Country Garden Holdings Co. Ltd.	82,000	108,013
Fibra Uno Administracion S.A. de C.V., REIT	139,188	192,597
PLA Administradora Industrial, S. de R.L. de C.V., REIT	33,138	49,119
Shimao Property Holdings Ltd.	24,000	56,746

		$666,856
Restaurants - 0.9%
Yum China Holdings, Inc.	4,849	$202,300

Specialty Chemicals - 1.5%
Asian Paints Ltd.	4,752	$93,882
PTT Global Chemical PLC	98,800	225,739

		$319,621
Specialty Stores - 0.7%
Fila Korea Ltd.	3,031	$149,839

Telecommunications - Wireless - 1.8%
Advanced Info Service Public Co. Ltd.	36,300	$209,650
China Mobile Ltd.	5,000	52,613
Mobile TeleSystems PJSC, ADR	12,133	93,788
MTN Group Ltd.	5,133	30,419

		$386,470
Telephone Services - 1.9%
China Unicom (Hong Kong) Ltd.	100,000	$118,603
Hellenic Telecommunications Organization S.A.	16,505	209,326

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Telephone Services - continued
KT Corp., ADR	6,766	$90,461

		$418,390
Tobacco - 1.6%
ITC Ltd.	73,128	$283,819
PT Gudang Garam Tbk	12,000	72,849

		$356,668
Utilities - Electric Power - 1.9%
China Longyuan Power Group	306,000	$228,435
Enersis Americas S.A., ADR	7,001	61,399
NTPC Ltd.	66,384	131,832

		$421,666
Total Common Stocks (Identified Cost, $18,447,773)		$20,635,492

Preferred Stocks - 4.8%
Electronics - 0.6%
Samsung Electronics Co. Ltd.	4,127	$132,099

Food & Drug Stores - 1.5%
Cia Brasileira de Distribuicao	13,100	$324,732

Major Banks - 0.9%
Banco Bradesco S.A.	17,797	$205,017

Telephone Services - 1.3%
Telefonica Brasil S.A	23,000	$286,509

Utilities - Electric Power - 0.5%
Companhia Paranaense de Energia	10,100	$96,102
Total Preferred Stocks (Identified Cost, $898,440)		$1,044,459

Investment Companies (h) - 1.3%
Money Market Funds - 1.3%
MFS Institutional Money Market Portfolio, 2.49% (v) (Identified Cost, $282,975)	283,003	$283,003

Other Assets, Less Liabilities - (0.1)%		(13,654)
Net Assets - 100.0%		$21,949,300

(a)	Non-income producing security.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $283,003 and $21,679,951, respectively.

11

Portfolio of Investments (unaudited) – continued

(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PJSC	Public Joint Stock Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

12

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/28/19 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $19,346,213)	$21,679,951
Investments in affiliated issuers, at value (identified cost, $282,975)	283,003
Foreign currency, at value (identified cost, $136)	135
Receivables for
Fund shares sold	41,674
Dividends	61,750
Receivable from investment adviser	29,920
Other assets	248
Total assets	$22,096,681

Liabilities
Payables for
Fund shares reacquired	$15,971
Payable to affiliates
Shareholder servicing costs	2,488
Distribution and service fees	121
Payable for independent Trustees’ compensation	30
Deferred country tax expense payable	1,635
Accrued expenses and other liabilities	127,136
Total liabilities	$147,381
Net assets	$21,949,300

Net assets consist of
Paid-in capital	$20,877,860
Total distributable earnings (loss)	1,071,440
Net assets	$21,949,300
Shares of beneficial interest outstanding	1,713,980

13

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$5,794,170	453,327	$12.78
Class B	349,483	27,526	12.70
Class C	483,435	38,205	12.65
Class I	1,974,059	154,081	12.81
Class R1	69,560	5,471	12.71
Class R2	70,777	5,536	12.78
Class R3	73,126	5,714	12.80
Class R4	85,774	6,692	12.82
Class R6	13,048,916	1,017,428	12.83

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $13.56 [100 / 94.25 x $12.78]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

14

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/28/19 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends	$230,930
Dividends from affiliated issuers	2,691
Other	2,346
Foreign taxes withheld	(24,038)
Total investment income	$211,929
Expenses
Management fee	$79,142
Distribution and service fees	11,367
Shareholder servicing costs	7,398
Administrative services fee	8,679
Independent Trustees’ compensation	484
Custodian fee	65,467
Shareholder communications	6,825
Audit and tax fees	34,954
Legal fees	103
Registration fees	59,379
Miscellaneous	14,243
Total expenses	$288,041
Reduction of expenses by investment adviser and distributor	(178,624)
Net expenses	$109,417
Net investment income (loss)	$102,512

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $934 country tax)	$(1,112,292)
Affiliated issuers	31
Foreign currency	(1,329)
Net realized gain (loss)	$(1,113,590)
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $28,862 decrease in deferred country tax)	$541,439
Affiliated issuers	13
Translation of assets and liabilities in foreign currencies	1,986
Net unrealized gain (loss)	$543,438
Net realized and unrealized gain (loss)	$(570,152)
Change in net assets from operations	$(467,640)

See Notes to Financial Statements

15

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/28/19 (unaudited)	Year ended 8/31/18

From operations
Net investment income (loss)	$102,512	$410,827
Net realized gain (loss)	(1,113,590)	819,729
Net unrealized gain (loss)	543,438	(1,800,552)
Change in net assets from operations	$(467,640)	$(569,996)
Total distributions to shareholders (a)	$(1,004,056)	$(955,048)
Change in net assets from fund share transactions	$(487,629)	$6,712,520
Total change in net assets	$(1,959,325)	$5,187,476

Net assets
At beginning of period	23,908,625	18,721,149
At end of period (b)	$21,949,300	$23,908,625

(a)

Distributions from net investment income and from net realized gain are no longer required to be separately disclosed. See Note 2. For the year ended August 31, 2018, distributions from net investment income and from net realized gain were $261,022 and $694,026, respectively.

(b)

Parenthetical disclosure of undistributed net investment income is no longer required. See Note 2. For the year ended August 31, 2018, end of period net assets included undistributed net investment income of $388,926.

See Notes to Financial Statements

16

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/28/19		Year ended
Class A			8/31/18	8/31/17	8/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$13.66		$14.37	$11.37	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$0.24	$0.28	$0.24
Net realized and unrealized gain (loss)	(0.34)		(0.32)	2.86	1.18
Total from investment operations	$(0.29)		$(0.08)	$3.14	$1.42

Less distributions declared to shareholders
From net investment income	$(0.22)		$(0.16)	$(0.06)	$(0.04)
From net realized gain	(0.37)		(0.47)	(0.08)	(0.01)
Total distributions declared to shareholders	$(0.59)		$(0.63)	$(0.14)	$(0.05)
Net asset value, end of period (x)	$12.78		$13.66	$14.37	$11.37
Total return (%) (r)(s)(t)(x)	(1.69	)(n)	(0.77)	28.01	14.33	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.93	(a)	2.94	3.23	6.30	(a)
Expenses after expense reductions (f)	1.24	(a)	1.23	1.23	1.24	(a)
Net investment income (loss)	0.79	(a)(l)	1.65	2.22	2.36	(a)
Portfolio turnover	23	(n)	58	92	64	(n)
Net assets at end of period (000 omitted)	$5,794		$7,145	$4,982	$957

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 2/28/19		Year ended
Class B			8/31/18	8/31/17	8/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$13.54		$14.27	$11.31	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	(w)	$0.12	$0.12	$0.09
Net realized and unrealized gain (loss)	(0.33)		(0.30)	2.92	1.25
Total from investment operations	$(0.33)		$(0.18)	$3.04	$1.34

Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.08)	$(0.00)	$(0.02)
From net realized gain	(0.37)		(0.47)	(0.08)	(0.01)
Total distributions declared to shareholders	$(0.51)		$(0.55)	$(0.08)	$(0.03)
Net asset value, end of period (x)	$12.70		$13.54	$14.27	$11.31
Total return (%) (r)(s)(t)(x)	(2.04	)(n)	(1.47)	27.09	13.46	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	3.68	(a)	3.67	4.04	7.64	(a)
Expenses after expense reductions (f)	1.99	(a)	1.98	1.99	1.98	(a)
Net investment income (loss)	0.04	(a)(l)	0.79	0.97	0.93	(a)
Portfolio turnover	23	(n)	58	92	64	(n)
Net assets at end of period (000 omitted)	$349		$318	$213	$86

	Six months ended 2/28/19		Year ended
Class C			8/31/18	8/31/17	8/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$13.50		$14.23	$11.31	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00	)(w)	$0.11	$0.14	$0.09
Net realized and unrealized gain (loss)	(0.33)		(0.29)	2.89	1.25
Total from investment operations	$(0.33)		$(0.18)	$3.03	$1.34

Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.08)	$(0.03)	$(0.02)
From net realized gain	(0.37)		(0.47)	(0.08)	(0.01)
Total distributions declared to shareholders	$(0.52)		$(0.55)	$(0.11)	$(0.03)
Net asset value, end of period (x)	$12.65		$13.50	$14.23	$11.31
Total return (%) (r)(s)(t)(x)	(2.09	)(n)	(1.48)	27.06	13.48	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	3.69	(a)	3.64	4.02	7.63	(a)
Expenses after expense reductions (f)	1.99	(a)	1.99	1.99	1.98	(a)
Net investment income (loss)	(0.01	)(a)(l)	0.75	1.16	0.95	(a)
Portfolio turnover	23	(n)	58	92	64	(n)
Net assets at end of period (000 omitted)	$483		$453	$438	$91

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 2/28/19		Year ended
Class I			8/31/18	8/31/17	8/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$13.71		$14.41	$11.38	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.06		$0.34	$0.28	$0.23
Net realized and unrealized gain (loss)	(0.34)		(0.39)	2.91	1.21
Total from investment operations	$(0.28)		$(0.05)	$3.19	$1.44

Less distributions declared to shareholders
From net investment income	$(0.25)		$(0.18)	$(0.08)	$(0.05)
From net realized gain	(0.37)		(0.47)	(0.08)	(0.01)
Total distributions declared to shareholders	$(0.62)		$(0.65)	$(0.16)	$(0.06)
Net asset value, end of period (x)	$12.81		$13.71	$14.41	$11.38
Total return (%) (r)(s)(t)(x)	(1.56	)(n)	(0.55)	28.44	14.51	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.68	(a)	2.78	3.05	6.27	(a)
Expenses after expense reductions (f)	0.99	(a)	0.99	0.99	0.99	(a)
Net investment income (loss)	1.02	(a)(l)	2.30	2.28	2.27	(a)
Portfolio turnover	23	(n)	58	92	64	(n)
Net assets at end of period (000 omitted)	$1,974		$2,343	$669	$436

	Six months ended 2/28/19		Year ended
Class R1			8/31/18	8/31/17	8/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$13.57		$14.27	$11.31	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00	)(w)	$0.10	$0.11	$0.07
Net realized and unrealized gain (loss)	(0.33)		(0.28)	2.93	1.27
Total from investment operations	$(0.33)		$(0.18)	$3.04	$1.34

Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.05)	$—	$(0.02)
From net realized gain	(0.37)		(0.47)	(0.08)	(0.01)
Total distributions declared to shareholders	$(0.53)		$(0.52)	$(0.08)	$(0.03)
Net asset value, end of period (x)	$12.71		$13.57	$14.27	$11.31
Total return (%) (r)(s)(t)(x)	(2.08	)(n)	(1.49)	27.08	13.46	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	3.68	(a)	3.64	4.06	7.86	(a)
Expenses after expense reductions (f)	1.99	(a)	1.99	1.99	1.97	(a)
Net investment income (loss)	(0.00	)(a)(l)(w)	0.70	0.88	0.69	(a)
Portfolio turnover	23	(n)	58	92	64	(n)
Net assets at end of period (000 omitted)	$70		$71	$72	$57

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 2/28/19		Year ended
Class R2			8/31/18	8/31/17	8/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$13.66		$14.36	$11.35	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$0.18	$0.17	$0.12
Net realized and unrealized gain (loss)	(0.33)		(0.30)	2.94	1.28
Total from investment operations	$(0.30)		$(0.12)	$3.11	$1.40

Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.11)	$(0.02)	$(0.04)
From net realized gain	(0.37)		(0.47)	(0.08)	(0.01)
Total distributions declared to shareholders	$(0.58)		$(0.58)	$(0.10)	$(0.05)
Net asset value, end of period (x)	$12.78		$13.66	$14.36	$11.35
Total return (%) (r)(s)(t)(x)	(1.82	)(n)	(1.03)	27.71	14.04	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	3.18	(a)	3.14	3.56	7.36	(a)
Expenses after expense reductions (f)	1.49	(a)	1.49	1.49	1.47	(a)
Net investment income (loss)	0.50	(a)(l)	1.20	1.38	1.19	(a)
Portfolio turnover	23	(n)	58	92	64	(n)
Net assets at end of period (000 omitted)	$71		$72	$73	$57

	Six months ended 2/28/19		Year ended
Class R3			8/31/18	8/31/17	8/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$13.69		$14.39	$11.37	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$0.24	$0.20	$0.14
Net realized and unrealized gain (loss)	(0.34)		(0.32)	2.95	1.28
Total from investment operations	$(0.29)		$(0.08)	$3.15	$1.42

Less distributions declared to shareholders
From net investment income	$(0.23)		$(0.15)	$(0.05)	$(0.04)
From net realized gain	(0.37)		(0.47)	(0.08)	(0.01)
Total distributions declared to shareholders	$(0.60)		$(0.62)	$(0.13)	$(0.05)
Net asset value, end of period (x)	$12.80		$13.69	$14.39	$11.37
Total return (%) (r)(s)(t)(x)	(1.68	)(n)	(0.80)	28.05	14.32	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.93	(a)	2.94	3.31	7.11	(a)
Expenses after expense reductions (f)	1.24	(a)	1.24	1.24	1.22	(a)
Net investment income (loss)	0.76	(a)(l)	1.66	1.63	1.44	(a)
Portfolio turnover	23	(n)	58	92	64	(n)
Net assets at end of period (000 omitted)	$73		$102	$73	$57

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 2/28/19		Year ended
Class R4			8/31/18	8/31/17	8/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$13.72		$14.41	$11.38	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.06		$0.26	$0.23	$0.17
Net realized and unrealized gain (loss)	(0.34)		(0.30)	2.96	1.27
Total from investment operations	$(0.28)		$(0.04)	$3.19	$1.44

Less distributions declared to shareholders
From net investment income	$(0.25)		$(0.18)	$(0.08)	$(0.05)
From net realized gain	(0.37)		(0.47)	(0.08)	(0.01)
Total distributions declared to shareholders	$(0.62)		$(0.65)	$(0.16)	$(0.06)
Net asset value, end of period (x)	$12.82		$13.72	$14.41	$11.38
Total return (%) (r)(s)(t)(x)	(1.56	)(n)	(0.50)	28.42	14.51	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.68	(a)	2.66	3.06	6.86	(a)
Expenses after expense reductions (f)	0.99	(a)	0.99	0.99	0.97	(a)
Net investment income (loss)	1.00	(a)(l)	1.76	1.89	1.69	(a)
Portfolio turnover	23	(n)	58	92	64	(n)
Net assets at end of period (000 omitted)	$86		$82	$74	$57

	Six months ended 2/28/19		Year ended
Class R6			8/31/18	8/31/17	8/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$13.73		$14.42	$11.39	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.07		$0.27	$0.24	$0.16
Net realized and unrealized gain (loss)	(0.34)		(0.30)	2.95	1.29
Total from investment operations	$(0.27)		$(0.03)	$3.19	$1.45

Less distributions declared to shareholders
From net investment income	$(0.26)		$(0.19)	$(0.08)	$(0.05)
From net realized gain	(0.37)		(0.47)	(0.08)	(0.01)
Total distributions declared to shareholders	$(0.63)		$(0.66)	$(0.16)	$(0.06)
Net asset value, end of period (x)	$12.83		$13.73	$14.42	$11.39
Total return (%) (r)(s)(t)(x)	(1.49	)(n)	(0.42)	28.45	14.62	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.58	(a)	2.56	2.98	6.84	(a)
Expenses after expense reductions (f)	0.89	(a)	0.90	0.91	0.94	(a)
Net investment income (loss)	1.11	(a)(l)	1.81	1.97	1.59	(a)
Portfolio turnover	23	(n)	58	92	64	(n)
Net assets at end of period (000 omitted)	$13,049		$13,322	$12,127	$12,031

See Notes to Financial Statements

21

Financial Highlights – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 15, 2015, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)

Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.

(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

22

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Blended Research Emerging Markets Equity Fund (the fund) is a diversified series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

In August 2018, the Securities and Exchange Commission (SEC) released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. Effective with the current reporting period, the fund adopted the Final Rule with the impacts being that the fund is no longer required to present the components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the

23

Notes to Financial Statements (unaudited) – continued

particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the

24

Notes to Financial Statements (unaudited) – continued

value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and written options. The following is a summary of the levels used as of February 28, 2019 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$7,114,778	$—	$—	$7,114,778
Korea	3,060,466	—	—	3,060,466
Taiwan	1,956,964	—	—	1,956,964
India	1,666,575	—	—	1,666,575
Brazil	1,657,120	—	—	1,657,120
South Africa	1,446,339	—	—	1,446,339
Russia	926,843	45,870	—	972,713
Mexico	755,730	—	—	755,730
Thailand	487,369	225,739	—	713,108
Other Countries	2,336,158	—	—	2,336,158
Mutual Funds	283,003	—	—	283,003
Total	$21,691,345	$271,609	$—	$21,962,954

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

25

Notes to Financial Statements (unaudited) – continued

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

26

Notes to Financial Statements (unaudited) – continued

Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 8/31/18
Ordinary income (including any short-term capital gains)	$785,036
Long-term capital gains	170,012

Total distributions	$955,048

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/19

Cost of investments	$19,867,695
Gross appreciation	3,092,713

Gross depreciation	(997,454)
Net unrealized appreciation (depreciation)	$2,095,259

As of 8/31/18

Undistributed ordinary income	556,416
Undistributed long-term capital gain	436,219
Other temporary differences	(1,672)
Net unrealized appreciation (depreciation)	1,552,173

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Class C shares will convert to Class A shares

27

Notes to Financial Statements (unaudited) – continued

approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain

	Six months ended 2/28/19	Year ended 8/31/18	Six months ended 2/28/19	Year ended 8/31/18
Class A	$98,201	$65,346	$165,166	$192,268
Class B	2,848	1,511	7,327	8,834
Class C	6,085	2,780	15,265	16,524
Class I	37,950	16,485	55,242	42,692
Class R1	821	229	1,938	2,373
Class R2	1,083	567	1,954	2,382
Class R3	1,734	739	2,779	2,389
Class R4	1,542	913	2,245	2,397
Class R6	249,762	172,452	352,114	424,167
Total	$400,026	$261,022	$604,030	$694,026

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.70%
In excess of $2.5 billion	0.675%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended February 28, 2019, this management fee reduction amounted to $1,045, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2019 was equivalent to an annual effective rate of 0.74% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes

A	B	C	I	R1	R2	R3	R4	R6
1.24%	1.99%	1.99%	0.99%	1.99%	1.49%	1.24%	0.99%	0.95%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2019. For the six months ended February 28, 2019, this reduction amounted to $177,546, which is included in the reduction of total expenses in the Statement of Operations.

28

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $2,490 for the six months ended February 28, 2019, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$7,253
Class B	0.75%	0.25%	1.00%	1.00%	1,315
Class C	0.75%	0.25%	1.00%	1.00%	2,181
Class R1	0.75%	0.25%	1.00%	1.00%	331
Class R2	0.25%	0.25%	0.50%	0.50%	168
Class R3	—	0.25%	0.25%	0.25%	119
Total Distribution and Service Fees					$11,367

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2019 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended February 28, 2019, this rebate amounted to $31 and $2 for Class A and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2019, were as follows:

Amount
Class A	$1,317
Class B	4,273
Class C	218

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the

29

Notes to Financial Statements (unaudited) – continued

six months ended February 28, 2019, the fee was $1,326, which equated to 0.0126% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 28, 2019, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $6,072.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2019 was equivalent to an annual effective rate of 0.0823% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended February 28, 2019, the fee paid by the fund under this agreement was $19 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

On September 20, 2017, MFS purchased 29,746 shares of Class I for an aggregate amount of $440,538. On December 14, 2018, MFS redeemed 5,332 shares of Class I for an aggregate amount of $65,906.

At February 28, 2019, MFS held approximately 100%, 100%, 98%, and 84% of the outstanding shares of Class R1, Class R2, Class R3, and Class R4, respectively.

The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended February 28, 2019, this reimbursement amounted to $2,346, which is included in “Other” income in the Statement of Operations.

30

Notes to Financial Statements (unaudited) – continued

(4) Portfolio Securities

For the six months ended February 28, 2019, purchases and sales of investments, other than short-term obligations, aggregated $4,922,777 and $6,443,033, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/28/19		Year ended 8/31/18

	Shares	Amount	Shares	Amount
Shares sold
Class A	71,631	$894,005	437,356	$6,544,177
Class B	13,686	171,673	24,354	356,020
Class C	12,331	153,789	30,098	455,803
Class I	20,777	269,569	162,294	2,412,961
Class R3	585	7,188	2,124	34,107
Class R4	362	4,417	680	10,356
Class R6	124,207	1,571,555	374,263	5,414,426
	243,579	$3,072,196	1,031,169	$15,227,850

Shares issued to shareholders in reinvestment of distributions
Class A	22,471	$261,568	17,940	$257,614
Class B	879	10,175	723	10,345
Class C	1,853	21,350	1,354	19,304
Class I	7,754	90,411	4,112	59,177
Class R1	238	2,759	181	2,602
Class R2	260	3,037	205	2,949
Class R3	387	4,513	217	3,128
Class R4	324	3,787	230	3,310
Class R6	51,575	601,876	41,432	596,619
	85,741	$999,476	66,394	$955,048

Shares reacquired
Class A	(163,763)	$(2,084,023)	(279,003)	$(4,016,492)
Class B	(10,529)	(133,358)	(16,502)	(239,884)
Class C	(9,576)	(114,851)	(28,638)	(413,559)
Class I	(45,311)	(573,464)	(41,977)	(583,913)
Class R3	(2,686)	(33,976)	—	—
Class R4	(4)	(47)	(3)	(45)
Class R6	(128,640)	(1,619,582)	(286,227)	(4,216,485)
	(360,509)	$(4,559,301)	(652,350)	$(9,470,378)

31

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/28/19		Year ended 8/31/18

	Shares	Amount	Shares	Amount
Net change
Class A	(69,661)	$(928,450)	176,293	$2,785,299
Class B	4,036	48,490	8,575	126,481
Class C	4,608	60,288	2,814	61,548
Class I	(16,780)	(213,484)	124,429	1,888,225
Class R1	238	2,759	181	2,602
Class R2	260	3,037	205	2,949
Class R3	(1,714)	(22,275)	2,341	37,235
Class R4	682	8,157	907	13,621
Class R6	47,142	553,849	129,468	1,794,560
	(31,189)	$(487,629)	445,213	$6,712,520

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Lifetime 2040 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2030 Fund, and the MFS Lifetime 2055 Fund were the owners of record of approximately 17%, 11%, 9%, 7%, 5%, and 5%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2060 Fund was the owner of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Bank Funding rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Bank Funding rate plus an agreed upon spread. For the six months ended February 28, 2019, the fund’s commitment fee and interest expense were $74 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

32

Notes to Financial Statements (unaudited) – continued

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		224,182	4,001,196	(3,942,375)	283,003

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$31	$13	$—	$2,691	$283,003

33

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

34

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

Semiannual Report

February 28, 2019

MFS® Blended Research®

Global Equity Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

BRL-SEM

MFS® Blended Research® Global Equity Fund

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Markets experienced a bout of volatility in late 2018 as a result of higher interest rates, international trade friction and geopolitical uncertainty surrounding issues such as

Brexit. But concern over those issues dissipated in the early months of 2019 due to a more dovish posture by the U.S. Federal Reserve, progress toward a trade pact between the United States and China, and a consensus forming in the British Parliament against a no-deal Brexit. Over the past year, U.S. equities have outperformed their global peers due in part to fiscal stimulus undertaken in late 2017 and early 2019, which helped maintain healthy levels of U.S. economic output against a backdrop of slowing global growth, though returns, on average, have been modest.

Globally, inflation remains largely subdued thanks in part to stable oil prices, though tight labor markets are keeping investors on the lookout for its potential reappearance. Rising incomes in many developed and emerging markets are supportive of gains in consumption, though a challenging backdrop for global trade has weighed on manufacturing in most regions. Should the U.S. and China reach a comprehensive trade agreement, sentiment could improve later this year.

As a global investment manager with nearly a century of expertise, MFS® firmly believes active risk management offers downside mitigation and may help improve investment outcomes. We built our active investment platform with this belief in mind. Our long-term perspective influences nearly every aspect of our business, ensuring that our investment decisions align with the investing time horizons of our clients.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

April 16, 2019

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Microsoft Corp.	3.0%
Alphabet, Inc., “A”	2.2%
Boeing Co.	2.1%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1.9%
Adobe Systems, Inc.	1.8%
Bank of America Corp.	1.8%
Roche Holding AG	1.6%
LVMH Moet Hennessy Louis Vuitton SE	1.6%
Citigroup, Inc.	1.6%
Exelon Corp.	1.5%

Equity sectors (k)
Financial Services	20.4%
Technology	16.4%
Health Care	12.4%
Industrial Goods & Services	7.5%
Consumer Staples	6.7%
Utilities & Communications	6.4%
Leisure	6.0%
Energy	5.3%
Retailing	4.0%
Basic Materials	4.0%
Special Products & Services	3.9%
Autos & Housing	2.8%
Transportation	2.2%

Issuer country weightings (x)
United States	55.9%
Japan	8.1%
France	5.5%
United Kingdom	5.1%
Canada	3.8%
Switzerland	3.6%
South Korea	3.5%
Taiwan	2.2%
China	2.2%
Other Countries	10.1%

Currency exposure weightings (y)
United States Dollar	59.2%
Euro	8.7%
Japanese Yen	8.1%
British Pound Sterling	5.1%
Hong Kong Dollar	3.7%
Swiss Franc	3.6%
South Korean Won	3.5%
Taiwan Dollar	2.2%
Brazilian Real	2.0%
Other Currencies	3.9%

2

Portfolio Composition – continued

(k)	The sectors set forth above and the associated portfolio composition are based on MFS’ own custom sector classification methodology.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of February 28, 2019.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2018 through February 28, 2019

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2018 through February 28, 2019.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/18	Ending Account Value 2/28/19	Expenses Paid During Period (p) 9/01/18-2/28/19
A	Actual	0.89%	$1,000.00	$968.72	$4.34
	Hypothetical (h)	0.89%	$1,000.00	$1,020.38	$4.46
B	Actual	1.64%	$1,000.00	$965.24	$7.99
	Hypothetical (h)	1.64%	$1,000.00	$1,016.66	$8.20
C	Actual	1.64%	$1,000.00	$964.99	$7.99
	Hypothetical (h)	1.64%	$1,000.00	$1,016.66	$8.20
I	Actual	0.64%	$1,000.00	$969.83	$3.13
	Hypothetical (h)	0.64%	$1,000.00	$1,021.62	$3.21
R1	Actual	1.64%	$1,000.00	$965.19	$7.99
	Hypothetical (h)	1.64%	$1,000.00	$1,016.66	$8.20
R2	Actual	1.14%	$1,000.00	$967.69	$5.56
	Hypothetical (h)	1.14%	$1,000.00	$1,019.14	$5.71
R3	Actual	0.89%	$1,000.00	$969.00	$4.35
	Hypothetical (h)	0.89%	$1,000.00	$1,020.38	$4.46
R4	Actual	0.64%	$1,000.00	$969.47	$3.13
	Hypothetical (h)	0.64%	$1,000.00	$1,021.62	$3.21
R6	Actual	0.58%	$1,000.00	$969.64	$2.83
	Hypothetical (h)	0.58%	$1,000.00	$1,021.92	$2.91

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

5

PORTFOLIO OF INVESTMENTS

2/28/19 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 96.2%

Issuer	Shares/Par	Value ($)
Aerospace - 2.1%
Boeing Co.	259	$113,950

Airlines - 1.9%
Aena S.A.	310	$55,325
Air Canada (a)	1,932	48,610

		$103,935
Alcoholic Beverages - 1.0%
Molson Coors Brewing Co.	890	$54,877

Apparel Manufacturers - 1.9%
Burberry Group PLC	585	$14,661
LVMH Moet Hennessy Louis Vuitton SE	262	89,999

		$104,660
Automotive - 2.8%
Lear Corp.	140	$21,290
Magna International, Inc.	1,239	65,332
Toyota Motor Corp.	1,100	66,090

		$152,712
Biotechnology - 1.3%
Biogen, Inc. (a)	227	$74,458

Brokerage & Asset Managers - 1.4%
Apollo Global Management LLC, “A”	746	$21,858
IG Group Holdings PLC	3,614	27,059
TD Ameritrade Holding Corp.	510	28,728

		$77,645
Business Services - 2.5%
DXC Technology Co.	1,028	$67,704
Fidelity National Information Services, Inc.	420	45,423
First Data Corp. (a)	1,081	27,176

		$140,303
Cable TV - 1.5%
Comcast Corp., “A”	2,116	$81,826

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Chemicals - 1.2%
CF Industries Holdings, Inc.	1,511	$63,764

Computer Software - 5.7%
Adobe Systems, Inc. (a)	370	$97,125
Check Point Software Technologies Ltd. (a)	433	52,956
Microsoft Corp.	1,479	165,692

		$315,773
Computer Software - Systems - 2.3%
Apple, Inc.	239	$41,383
Hitachi Ltd.	2,200	65,823
Hon Hai Precision Industry Co. Ltd., GDR	3,781	17,960

		$125,166
Consumer Products - 1.3%
Kimberly-Clark Corp.	526	$61,452
L’Oréal	49	12,368

		$73,820
Consumer Services - 1.3%
Bookings Holdings, Inc. (a)	44	$74,670

Electrical Equipment - 1.2%
Schneider Electric S.A.	854	$66,462

Electronics - 3.2%
Applied Materials, Inc.	300	$11,502
Samsung Electronics Co. Ltd.	1,234	49,483
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,630	102,702
Texas Instruments, Inc.	139	14,703

		$178,390
Energy - Independent - 2.7%
CNOOC Ltd.	21,000	$36,223
Marathon Petroleum Corp.	1,013	62,816
Phillips 66	512	49,336

		$148,375
Energy - Integrated - 2.6%
BP PLC	10,117	$71,710
China Petroleum & Chemical Corp.	32,000	27,639
Galp Energia SGPS S.A., “B”	2,843	46,663

		$146,012

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Engineering - Construction - 0.8%
GS Engineering & Construction Corp.	694	$26,410
Promotora y Operadora de Infraestructura S.A.B. de C.V.	1,557	15,331

		$41,741
Food & Beverages - 1.7%
Bakkafrost P/f	365	$18,701
Nestle S.A.	320	28,971
Tyson Foods, Inc., “A”	762	46,985

		$94,657
Food & Drug Stores - 0.3%
Wesfarmers Ltd.	781	$18,382

Health Maintenance Organizations - 1.2%
Cigna Corp.	268	$46,750
Humana Inc.	68	19,383

		$66,133
Insurance - 3.5%
MetLife, Inc.	1,570	$70,948
Prudential Financial, Inc.	448	42,941
Zurich Insurance Group AG	236	78,032

		$191,921
Internet - 4.0%
Alphabet, Inc., “A” (a)	110	$123,921
Alphabet, Inc., “C” (a)	34	38,077
Facebook, Inc., “A” (a)	367	59,252

		$221,250
Leisure & Toys - 0.6%
Brunswick Corp.	585	$30,853

Machinery & Tools - 3.5%
Allison Transmission Holdings, Inc.	575	$28,578
Doosan Bobcat, Inc.	346	9,814
Eaton Corp. PLC	925	73,787
Ingersoll-Rand Co. PLC, “A”	208	21,956
Regal Beloit Corp.	694	58,129

		$192,264
Major Banks - 5.7%
Banco Bradesco S.A., ADR	3,771	$43,291
Bank of America Corp.	3,332	96,895

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Major Banks - continued
Bank of China Ltd.	54,000	$25,178
BNP Paribas	804	41,203
China Construction Bank	35,000	31,122
National Australia Bank Ltd.	830	14,795
Sumitomo Mitsui Financial Group, Inc.	1,800	63,658

		$316,142
Medical & Health Technology & Services - 3.8%
HCA Healthcare, Inc.	590	$82,034
McKesson Corp.	427	54,297
Walgreens Boots Alliance, Inc.	1,055	75,105

		$211,436
Metals & Mining - 1.7%
POSCO	279	$65,241
Rio Tinto Ltd.	485	27,893

		$93,134
Natural Gas - Distribution - 0.5%
ENGIE	1,710	$25,772

Natural Gas - Pipeline - 0.5%
Enterprise Products Partners LP	1,076	$29,751

Network & Telecom - 0.9%
Cisco Systems, Inc.	958	$49,596

Other Banks & Diversified Financials - 4.7%
Citigroup, Inc.	1,370	$87,653
DBS Group Holdings Ltd.	1,700	31,234
Discover Financial Services	614	43,969
ORIX Corp.	4,300	62,186
Sberbank of Russia, ADR	2,640	33,686

		$258,728
Pharmaceuticals - 6.0%
Bayer AG	734	$58,676
Bristol-Myers Squibb Co.	1,511	78,058
Pfizer, Inc.	1,422	61,644
Roche Holding AG	328	91,132
Shionogi & Co. Ltd.	700	44,688

		$334,198

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Printing & Publishing - 0.6%
Transcontinental, Inc., “A”	2,408	$34,676

Railroad & Shipping - 0.3%
Sankyu, Inc.	300	$14,668

Real Estate - 3.9%
CK Asset Holdings Ltd.	5,000	$41,498
Medical Properties Trust, Inc., REIT	1,370	24,975
STORE Capital Corp., REIT	2,383	77,376
Unibail-Rodamco-Westfield, REIT	429	69,291

		$213,140
Restaurants - 3.4%
Chipotle Mexican Grill, Inc., “A” (a)	30	$18,226
Greggs PLC	2,751	65,313
Starbucks Corp.	724	50,868
U.S. Foods Holding Corp. (a)	1,444	50,887

		$185,294
Specialty Chemicals - 1.2%
Methanex Corp.	1,139	$64,240

Specialty Stores - 1.8%
Amazon.com, Inc. (a)	30	$49,195
Best Buy Co., Inc.	231	15,902
Urban Outfitters, Inc. (a)	1,129	34,830

		$99,927
Telecommunications - Wireless - 1.6%
KDDI Corp.	2,400	$57,887
Vodafone Group PLC	17,086	30,431

		$88,318
Telephone Services - 0.5%
KT Corp., ADR	1,968	$26,312

Tobacco - 2.6%
Japan Tobacco, Inc.	2,800	$71,165
Philip Morris International, Inc.	853	74,160

		$145,325
Utilities - Electric Power - 3.0%
CLP Holdings Ltd.	3,500	$41,466
Exelon Corp.	1,711	83,138

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Utilities - Electric Power - continued
SSE PLC	2,726	$42,972

		$167,576
Total Common Stocks (Identified Cost, $4,704,100)		$5,312,232

Preferred Stocks - 1.8%
Electronics - 0.2%
Samsung Electronics Co. Ltd.	456	$14,596

Major Banks - 1.3%
Itau Unibanco Holding S.A.	7,475	$70,110

Telephone Services - 0.3%
Telecom Italia S.p.A.	30,527	$16,636
Total Preferred Stocks (Identified Cost, $76,560)		$101,342

Investment Companies (h) - 2.5%
Money Market Funds - 2.5%
MFS Institutional Money Market Portfolio, 2.59% (v) (Identified Cost, $138,290)	138,306	$138,306

Other Assets, Less Liabilities - (0.5)%		(26,112)
Net Assets - 100.0%		$5,525,768

(a)	Non-income producing security.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $138,306 and $5,413,574, respectively.

(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/28/19 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $4,780,660)	$5,413,574
Investments in affiliated issuers, at value (identified cost, $138,290)	138,306
Cash	368
Foreign currency, at value (identified cost, $435)	434
Receivables for
Investments sold	360,058
Fund shares sold	458
Dividends	21,416
Receivable from investment adviser	19,383
Other assets	123
Total assets	$5,954,120

Liabilities
Payables for
Investments purchased	$359,083
Fund shares reacquired	230
Payable to affiliates
Shareholder servicing costs	763
Distribution and service fees	36
Payable for independent Trustees’ compensation	26
Accrued expenses and other liabilities	68,214
Total liabilities	$428,352
Net assets	$5,525,768

Net assets consist of
Paid-in capital	$4,814,502
Total distributable earnings (loss)	711,266
Net assets	$5,525,768
Shares of beneficial interest outstanding	485,778

12

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,005,296	88,578	$11.35
Class B	91,092	8,027	11.35
Class C	202,646	17,857	11.35
Class I	359,160	31,541	11.39
Class R1	64,994	5,722	11.36
Class R2	66,127	5,816	11.37
Class R3	66,701	5,863	11.38
Class R4	67,280	5,911	11.38
Class R6	3,602,472	316,463	11.38

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $12.04 [100 / 94.25 x $11.35]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

13

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/28/19 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends	$61,099
Dividends from affiliated issuers	1,252
Other	114
Foreign taxes withheld	(3,362)
Total investment income	$59,103
Expenses
Management fee	$13,459
Distribution and service fees	3,035
Shareholder servicing costs	1,315
Administrative services fee	8,679
Independent Trustees’ compensation	468
Custodian fee	6,418
Shareholder communications	3,963
Audit and tax fees	31,257
Legal fees	24
Registration fees	58,688
Miscellaneous	14,053
Total expenses	$141,359
Reduction of expenses by investment adviser and distributor	(122,129)
Net expenses	$19,230
Net investment income (loss)	$39,873

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$134,838
Affiliated issuers	6
Foreign currency	(844)
Net realized gain (loss)	$134,000
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(361,267)
Affiliated issuers	(2)
Translation of assets and liabilities in foreign currencies	(28)
Net unrealized gain (loss)	$(361,297)
Net realized and unrealized gain (loss)	$(227,297)
Change in net assets from operations	$(187,424)

See Notes to Financial Statements

14

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/28/19 (unaudited)	Year ended 8/31/18

From operations
Net investment income (loss)	$39,873	$105,985
Net realized gain (loss)	134,000	478,315
Net unrealized gain (loss)	(361,297)	(21,853)
Change in net assets from operations	$(187,424)	$562,447
Total distributions to shareholders (a)	$(532,030)	$(206,311)
Change in net assets from fund share transactions	$425,599	$(793,979)
Total change in net assets	$(293,855)	$(437,843)

Net assets
At beginning of period	5,819,623	6,257,466
At end of period (b)	$5,525,768	$5,819,623

(a)

Distributions from net investment income and from net realized gain are no longer required to be separately disclosed. See Note 2. For the year ended August 31, 2018, distributions from net investment income and from net realized gain were $105,003 and $101,308, respectively.

(b)

Parenthetical disclosure of undistributed net investment income is no longer required. See Note 2. For the year ended August 31, 2018, end of period net assets included undistributed net investment income of $72,954.

See Notes to Financial Statements

15

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/28/19		Year ended
Class A			8/31/18	8/31/17	8/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$13.06		$12.35	$10.46	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.08		$0.22	$0.19	$0.20
Net realized and unrealized gain (loss)	(0.61)		0.88	1.88	0.32
Total from investment operations	$(0.53)		$1.10	$2.07	$0.52

Less distributions declared to shareholders
From net investment income	$(0.22)		$(0.19)	$(0.18)	$(0.04)
From net realized gain	(0.96)		(0.20)	—	(0.02)
Total distributions declared to shareholders	$(1.18)		$(0.39)	$(0.18)	$(0.06)
Net asset value, end of period (x)	$11.35		$13.06	$12.35	$10.46
Total return (%) (r)(s)(t)(x)	(3.13	)(n)	9.05	20.07	5.22	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	5.44	(a)	5.26	5.22	6.02	(a)
Expenses after expense reductions (f)	0.89	(a)	0.88	0.88	0.86	(a)
Net investment income (loss)	1.32	(a)	1.70	1.63	2.08	(a)
Portfolio turnover	23	(n)	48	55	46	(n)
Net assets at end of period (000 omitted)	$1,005		$910	$474	$168

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 2/28/19		Year ended
Class B			8/31/18	8/31/17	8/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$12.99		$12.29	$10.41	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.04		$0.11	$0.09	$0.11
Net realized and unrealized gain (loss)	(0.60)		0.89	1.89	0.34
Total from investment operations	$(0.56)		$1.00	$1.98	$0.45

Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.10)	$(0.10)	$(0.02)
From net realized gain	(0.96)		(0.20)	—	(0.02)
Total distributions declared to shareholders	$(1.08)		$(0.30)	$(0.10)	$(0.04)
Net asset value, end of period (x)	$11.35		$12.99	$12.29	$10.41
Total return (%) (r)(s)(t)(x)	(3.48	)(n)	8.24	19.12	4.47	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	6.18	(a)	5.94	6.05	7.17	(a)
Expenses after expense reductions (f)	1.64	(a)	1.64	1.64	1.61	(a)
Net investment income (loss)	0.61	(a)	0.86	0.79	1.19	(a)
Portfolio turnover	23	(n)	48	55	46	(n)
Net assets at end of period (000 omitted)	$91		$77	$64	$52

	Six months ended 2/28/19		Year ended
Class C			8/31/18	8/31/17	8/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$12.98		$12.28	$10.41	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$0.12	$0.09	$0.13
Net realized and unrealized gain (loss)	(0.59)		0.88	1.89	0.32
Total from investment operations	$(0.56)		$1.00	$1.98	$0.45

Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.10)	$(0.11)	$(0.02)
From net realized gain	(0.96)		(0.20)	—	(0.02)
Total distributions declared to shareholders	$(1.07)		$(0.30)	$(0.11)	$(0.04)
Net asset value, end of period (x)	$11.35		$12.98	$12.28	$10.41
Total return (%) (r)(s)(t)(x)	(3.50	)(n)	8.23	19.14	4.48	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	6.17	(a)	6.01	6.06	6.81	(a)
Expenses after expense reductions (f)	1.64	(a)	1.64	1.64	1.61	(a)
Net investment income (loss)	0.56	(a)	0.96	0.78	1.37	(a)
Portfolio turnover	23	(n)	48	55	46	(n)
Net assets at end of period (000 omitted)	$203		$219	$133	$104

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 2/28/19		Year ended
Class I			8/31/18	8/31/17	8/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$13.11		$12.38	$10.47	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.09		$0.19	$0.22	$0.24
Net realized and unrealized gain (loss)	(0.61)		0.95	1.89	0.30
Total from investment operations	$(0.52)		$1.14	$2.11	$0.54

Less distributions declared to shareholders
From net investment income	$(0.24)		$(0.21)	$(0.20)	$(0.05)
From net realized gain	(0.96)		(0.20)	—	(0.02)
Total distributions declared to shareholders	$(1.20)		$(0.41)	$(0.20)	$(0.07)
Net asset value, end of period (x)	$11.39		$13.11	$12.38	$10.47
Total return (%) (r)(s)(t)(x)	(3.02	)(n)	9.35	20.42	5.38	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	5.17	(a)	4.63	4.94	4.99	(a)
Expenses after expense reductions (f)	0.64	(a)	0.64	0.64	0.61	(a)
Net investment income (loss)	1.50	(a)	1.45	1.94	2.50	(a)
Portfolio turnover	23	(n)	48	55	46	(n)
Net assets at end of period (000 omitted)	$359		$633	$1,959	$924

	Six months ended 2/28/19		Year ended
Class R1			8/31/18	8/31/17	8/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$13.00		$12.29	$10.41	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$0.11	$0.09	$0.11
Net realized and unrealized gain (loss)	(0.59)		0.89	1.89	0.34
Total from investment operations	$(0.56)		$1.00	$1.98	$0.45

Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.09)	$(0.10)	$(0.02)
From net realized gain	(0.96)		(0.20)	—	(0.02)
Total distributions declared to shareholders	$(1.08)		$(0.29)	$(0.10)	$(0.04)
Net asset value, end of period (x)	$11.36		$13.00	$12.29	$10.41
Total return (%) (r)(s)(t)(x)	(3.48	)(n)	8.25	19.12	4.47	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	6.18	(a)	5.92	6.06	7.17	(a)
Expenses after expense reductions (f)	1.64	(a)	1.64	1.64	1.61	(a)
Net investment income (loss)	0.56	(a)	0.84	0.78	1.19	(a)
Portfolio turnover	23	(n)	48	55	46	(n)
Net assets at end of period (000 omitted)	$65		$67	$62	$52

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 2/28/19		Year ended
Class R2			8/31/18	8/31/17	8/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$13.05		$12.34	$10.44	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.06		$0.17	$0.14	$0.16
Net realized and unrealized gain (loss)	(0.60)		0.89	1.91	0.33
Total from investment operations	$(0.54)		$1.06	$2.05	$0.49

Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.15)	$(0.15)	$(0.03)
From net realized gain	(0.96)		(0.20)	—	(0.02)
Total distributions declared to shareholders	$(1.14)		$(0.35)	$(0.15)	$(0.05)
Net asset value, end of period (x)	$11.37		$13.05	$12.34	$10.44
Total return (%) (r)(s)(t)(x)	(3.23	)(n)	8.71	19.82	4.92	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	5.68	(a)	5.42	5.56	6.67	(a)
Expenses after expense reductions (f)	1.14	(a)	1.14	1.14	1.11	(a)
Net investment income (loss)	1.06	(a)	1.34	1.28	1.69	(a)
Portfolio turnover	23	(n)	48	55	46	(n)
Net assets at end of period (000 omitted)	$66		$68	$63	$52

	Six months ended 2/28/19		Year ended
Class R3			8/31/18	8/31/17	8/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$13.08		$12.36	$10.46	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.08		$0.20	$0.17	$0.19
Net realized and unrealized gain (loss)	(0.61)		0.90	1.90	0.33
Total from investment operations	$(0.53)		$1.10	$2.07	$0.52

Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.18)	$(0.17)	$(0.04)
From net realized gain	(0.96)		(0.20)	—	(0.02)
Total distributions declared to shareholders	$(1.17)		$(0.38)	$(0.17)	$(0.06)
Net asset value, end of period (x)	$11.38		$13.08	$12.36	$10.46
Total return (%) (r)(s)(t)(x)	(3.10	)(n)	9.03	20.06	5.20	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	5.43	(a)	5.17	5.31	6.41	(a)
Expenses after expense reductions (f)	0.89	(a)	0.89	0.89	0.86	(a)
Net investment income (loss)	1.31	(a)	1.59	1.53	1.94	(a)
Portfolio turnover	23	(n)	48	55	46	(n)
Net assets at end of period (000 omitted)	$67		$69	$63	$53

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 2/28/19		Year ended
Class R4			8/31/18	8/31/17	8/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$13.11		$12.38	$10.48	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.09		$0.24	$0.20	$0.21
Net realized and unrealized gain (loss)	(0.62)		0.90	1.90	0.34
Total from investment operations	$(0.53)		$1.14	$2.10	$0.55

Less distributions declared to shareholders
From net investment income	$(0.24)		$(0.21)	$(0.20)	$(0.05)
From net realized gain	(0.96)		(0.20)	—	(0.02)
Total distributions declared to shareholders	$(1.20)		$(0.41)	$(0.20)	$(0.07)
Net asset value, end of period (x)	$11.38		$13.11	$12.38	$10.48
Total return (%) (r)(s)(t)(x)	(3.05	)(n)	9.35	20.31	5.48	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	5.18	(a)	4.92	5.06	6.16	(a)
Expenses after expense reductions (f)	0.64	(a)	0.64	0.64	0.61	(a)
Net investment income (loss)	1.56	(a)	1.84	1.78	2.19	(a)
Portfolio turnover	23	(n)	48	55	46	(n)
Net assets at end of period (000 omitted)	$67		$69	$63	$53

	Six months ended 2/28/19		Year ended
Class R6			8/31/18	8/31/17	8/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$13.12		$12.39	$10.48	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.09		$0.25	$0.21	$0.21
Net realized and unrealized gain (loss)	(0.62)		0.90	1.90	0.34
Total from investment operations	$(0.53)		$1.15	$2.11	$0.55

Less distributions declared to shareholders
From net investment income	$(0.25)		$(0.22)	$(0.20)	$(0.05)
From net realized gain	(0.96)		(0.20)	—	(0.02)
Total distributions declared to shareholders	$(1.21)		$(0.42)	$(0.20)	$(0.07)
Net asset value, end of period (x)	$11.38		$13.12	$12.39	$10.48
Total return (%) (r)(s)(t)(x)	(3.04	)(n)	9.41	20.42	5.48	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	5.12	(a)	4.84	5.01	6.16	(a)
Expenses after expense reductions (f)	0.58	(a)	0.55	0.59	0.60	(a)
Net investment income (loss)	1.62	(a)	1.93	1.84	2.20	(a)
Portfolio turnover	23	(n)	48	55	46	(n)
Net assets at end of period (000 omitted)	$3,602		$3,707	$3,376	$2,742

See Notes to Financial Statements

20

Financial Highlights – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 15, 2015, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Blended Research Global Equity Fund (the fund) is a diversified series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions.

In August 2018, the Securities and Exchange Commission (SEC) released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. Effective with the current reporting period, the fund adopted the Final Rule with the impacts being that the fund is no longer required to present the components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

22

Notes to Financial Statements (unaudited) – continued

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

23

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2019 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$5,413,574	$—	$—	$5,413,574
Mutual Funds	138,306	—	—	138,306
Total	$5,551,880	$—	$—	$5,551,880

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in

24

Notes to Financial Statements (unaudited) – continued

realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and partnership adjustments.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 8/31/18
Ordinary income (including any short-term capital gains)	$132,311
Long-term capital gains	74,000

Total distributions	$206,311

25

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/19

Cost of investments	$4,934,551
Gross appreciation	800,112

Gross depreciation	(182,783)
Net unrealized appreciation (depreciation)	$617,329

As of 8/31/18

Undistributed ordinary income	162,374
Undistributed long-term capital gain	282,054
Other temporary differences	7,694
Net unrealized appreciation (depreciation)	978,598

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Class C shares will convert to Class A shares approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain

	Six months ended 2/28/19	Year ended 8/31/18	Six months ended 2/28/19	Year ended 8/31/18
Class A	$17,019	$9,828	$74,881	$10,205
Class B	691	579	5,671	1,135
Class C	1,603	1,158	14,621	2,316
Class I	9,988	29,872	40,241	28,439
Class R1	603	478	4,981	1,023
Class R2	940	783	5,034	1,030
Class R3	1,113	938	5,061	1,032
Class R4	1,288	1,094	5,088	1,036
Class R6	71,764	60,273	271,443	55,092
Total	$105,009	$105,003	$427,021	$101,308

26

Notes to Financial Statements (unaudited) – continued

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.50%
In excess of $1 billion and up to $2.5 billion	0.475%
In excess of $2.5 billion	0.45%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended February 28, 2019, this management fee reduction amounted to $266, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2019 was equivalent to an annual effective rate of 0.49% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes

A	B	C	I	R1	R2	R3	R4	R6
0.89%	1.64%	1.64%	0.64%	1.64%	1.14%	0.89%	0.64%	0.60%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2019. For the six months ended February 28, 2019, this reduction amounted to $121,845, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $1,140 for the six months ended February 28, 2019, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

27

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$1,139
Class B	0.75%	0.25%	1.00%	1.00%	377
Class C	0.75%	0.25%	1.00%	1.00%	965
Class R1	0.75%	0.25%	1.00%	1.00%	314
Class R2	0.25%	0.25%	0.50%	0.50%	160
Class R3	—	0.25%	0.25%	0.25%	80
Total Distribution and Service Fees					$3,035

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2019 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended February 28, 2019, this rebate amounted to $18 for Class A and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. There were no contingent deferred sales charges imposed during the six months ended February 28, 2019.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 28, 2019, the fee was $288, which equated to 0.0107% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 28, 2019, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,027.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2019 was equivalent to an annual effective rate of 0.3227% of the fund’s average daily net assets.

28

Notes to Financial Statements (unaudited) – continued

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended February 28, 2019, the fee paid by the fund under this agreement was $5 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

At February 28, 2019, MFS held approximately 71% of the outstanding shares of Class B, 97% of the outstanding shares of Class R6, and 100% of the outstanding shares of Class R1, Class R2, Class R3, and Class R4, respectively.

The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended February 28, 2019, this reimbursement amounted to $114, which is included in “Other” income in the Statement of Operations.

(4) Portfolio Securities

For the six months ended February 28, 2019, purchases and sales of investments, other than short-term obligations, aggregated $1,228,936 and $1,286,752, respectively.

29

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/28/19		Year ended 8/31/18

	Shares	Amount	Shares	Amount
Shares sold
Class A	23,681	$280,801	33,941	$435,187
Class B	1,678	17,676	554	7,000
Class C	1,309	14,568	8,563	110,868
Class I	1,524	20,082	6,732	86,830
Class R6	1,387	15,894	5,141	66,166
	29,579	$349,021	54,931	$706,051

Shares issued to shareholders in reinvestment of distributions
Class A	8,931	$91,900	1,577	$20,033
Class B	618	6,362	135	1,714
Class C	1,575	16,224	274	3,474
Class I	4,867	50,229	4,584	58,311
Class R1	541	5,583	118	1,501
Class R2	580	5,974	142	1,813
Class R3	599	6,174	155	1,970
Class R4	618	6,376	168	2,130
Class R6	33,289	343,207	9,062	115,365
	51,618	$532,029	16,215	$206,311

Shares reacquired
Class A	(13,697)	$(161,457)	(4,234)	$(54,064)
Class B	(168)	(1,884)	(7)	(85)
Class C	(1,897)	(23,272)	(2,780)	(35,527)
Class I	(23,183)	(258,490)	(121,176)	(1,564,511)
Class R6	(835)	(10,348)	(4,044)	(52,154)
	(39,780)	$(455,451)	(132,241)	$(1,706,341)

Net change
Class A	18,915	$211,244	31,284	$401,156
Class B	2,128	22,154	682	8,629
Class C	987	7,520	6,057	78,815
Class I	(16,792)	(188,179)	(109,860)	(1,419,370)
Class R1	541	5,583	118	1,501
Class R2	580	5,974	142	1,813
Class R3	599	6,174	155	1,970
Class R4	618	6,376	168	2,130
Class R6	33,841	348,753	10,159	129,377
	41,417	$425,599	(61,095)	$(793,979)

30

Notes to Financial Statements (unaudited) – continued

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Bank Funding rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Bank Funding rate plus an agreed upon spread. For the six months ended February 28, 2019, the fund’s commitment fee and interest expense were $16 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		122,953	468,528	(453,175)	138,306

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$6	$(2)	$—	$1,252	$138,306

31

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

32

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

Semiannual Report

February 28, 2019

MFS® Blended Research® International Equity Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

BRX-SEM

MFS® Blended Research® International Equity Fund

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Markets experienced a bout of volatility in late 2018 as a result of higher interest rates, international trade friction and geopolitical uncertainty surrounding issues such as

Brexit. But concern over those issues dissipated in the early months of 2019 due to a more dovish posture by the U.S. Federal Reserve, progress toward a trade pact between the United States and China, and a consensus forming in the British Parliament against a no-deal Brexit. Over the past year, U.S. equities have outperformed their global peers due in part to fiscal stimulus undertaken in late 2017 and early 2019, which helped maintain healthy levels of U.S. economic output against a backdrop of slowing global growth, though returns, on average, have been modest.

Globally, inflation remains largely subdued thanks in part to stable oil prices, though tight labor markets are keeping investors on the lookout for its potential reappearance. Rising incomes in many developed and emerging markets are supportive of gains in consumption, though a challenging backdrop for global trade has weighed on manufacturing in most regions. Should the U.S. and China reach a comprehensive trade agreement, sentiment could improve later this year.

As a global investment manager with nearly a century of expertise, MFS® firmly believes active risk management offers downside mitigation and may help improve investment outcomes. We built our active investment platform with this belief in mind. Our long-term perspective influences nearly every aspect of our business, ensuring that our investment decisions align with the investing time horizons of our clients.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

April 16, 2019

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Roche Holding AG	2.6%
Novartis AG	2.3%
BP PLC	2.1%
LVMH Moet Hennessy Louis Vuitton SE	1.8%
Zurich Insurance Group AG	1.7%
Toyota Motor Corp.	1.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1.6%
Samsung Electronics Co. Ltd.	1.5%
KDDI Corp.	1.5%
Schneider Electric S.A.	1.5%

Equity sectors (k)
Financial Services	24.9%
Technology	10.6%
Health Care	8.7%
Consumer Staples	7.3%
Energy	7.0%
Utilities & Communications	6.9%
Basic Materials	6.6%
Retailing	6.6%
Industrial Goods & Services	5.7%
Autos & Housing	5.2%
Special Products & Services	3.6%
Leisure	3.1%
Transportation	2.7%

Issuer country weightings (x)
Japan	16.6%
United Kingdom	12.3%
France	10.1%
Switzerland	7.3%
China	6.9%
Canada	6.3%
South Korea	5.5%
Australia	5.1%
Germany	4.1%
Other Countries	25.8%

Currency exposure weightings (y)
Euro	20.4%
Japanese Yen	16.6%
British Pound Sterling	12.3%
Hong Kong Dollar	8.8%
Swiss Franc	7.3%
South Korean Won	5.5%
United States Dollar	5.5%
Australian Dollar	5.1%
Brazilian Real	3.1%
Other Currencies	15.4%

2

Portfolio Composition – continued

(k)	The sectors set forth above and the associated portfolio composition are based on MFS’ own custom sector classification methodology.
(x)

Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States (included in Other Countries) includes Cash & Cash Equivalents.

(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of February 28, 2019.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2018 through February 28, 2019

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2018 through February 28, 2019.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5%

hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/18	Ending Account Value 2/28/19	Expenses Paid During Period (p) 9/01/18-2/28/19
A	Actual	0.89%	$1,000.00	$963.34	$4.33
	Hypothetical (h)	0.89%	$1,000.00	$1,020.38	$4.46
B	Actual	1.64%	$1,000.00	$959.44	$7.97
	Hypothetical (h)	1.64%	$1,000.00	$1,016.66	$8.20
C	Actual	1.64%	$1,000.00	$958.60	$7.96
	Hypothetical (h)	1.64%	$1,000.00	$1,016.66	$8.20
I	Actual	0.64%	$1,000.00	$963.67	$3.12
	Hypothetical (h)	0.64%	$1,000.00	$1,021.62	$3.21
R1	Actual	1.64%	$1,000.00	$959.41	$7.97
	Hypothetical (h)	1.64%	$1,000.00	$1,016.66	$8.20
R2	Actual	1.14%	$1,000.00	$961.30	$5.54
	Hypothetical (h)	1.14%	$1,000.00	$1,019.14	$5.71
R3	Actual	0.89%	$1,000.00	$962.61	$4.33
	Hypothetical (h)	0.89%	$1,000.00	$1,020.38	$4.46
R4	Actual	0.64%	$1,000.00	$963.70	$3.12
	Hypothetical (h)	0.64%	$1,000.00	$1,021.62	$3.21
R6	Actual	0.54%	$1,000.00	$964.87	$2.63
	Hypothetical (h)	0.54%	$1,000.00	$1,022.12	$2.71

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

5

PORTFOLIO OF INVESTMENTS

2/28/19 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 96.9%

Issuer	Shares/Par	Value ($)
Airlines - 1.4%
Aena S.A.	6,456	$1,152,175
Air Canada (a)	119,099	2,996,594

		$4,148,769
Apparel Manufacturers - 3.3%
Adidas AG	7,282	$1,769,229
Burberry Group PLC	108,645	2,722,793
LVMH Moet Hennessy Louis Vuitton SE	15,743	5,407,874

		$9,899,896
Automotive - 4.8%
Bridgestone Corp.	29,900	$1,178,403
D’Ieteren S.A.	24,883	944,759
Magna International, Inc.	78,458	4,137,090
PSA Peugeot Citroen S.A.	120,432	3,062,992
Toyota Motor Corp.	82,600	4,962,744

		$14,285,988
Biotechnology - 0.2%
Swedish Orphan Biovitrum AB (a)	24,323	$528,543

Broadcasting - 0.2%
ProSiebenSat.1 Media AG	39,699	$724,296

Brokerage & Asset Managers - 1.9%
3i Group PLC	95,698	$1,200,495
ASX Ltd.	36,709	1,816,778
IG Group Holdings PLC	342,636	2,565,399

		$5,582,672
Business Services - 2.6%
Ashtead Group PLC	38,961	$1,035,069
Auto Trader Group PLC	355,044	2,240,131
Experian PLC	56,724	1,477,256
Infosys Ltd.	97,458	1,006,146
Marubeni Corp.	273,800	1,952,082

		$7,710,684
Chemicals - 0.8%
Mitsubishi Chemical Holdings Corp.	327,200	$2,412,647

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Computer Software - 0.7%
Check Point Software Technologies Ltd. (a)	17,360	$2,123,128

Computer Software - Systems - 4.2%
Amadeus IT Group S.A.	48,429	$3,646,663
Hitachi Ltd.	136,500	4,084,040
NICE Systems Ltd., ADR (a)	11,383	1,339,665
SK Holdings Co. Ltd.	7,465	1,808,671
Tech Mahindra Ltd.	144,369	1,685,003

		$12,564,042
Conglomerates - 0.3%
First Pacific Co. Ltd.	2,494,000	$1,010,340

Construction - 0.5%
Anhui Conch Cement Co. Ltd.	262,500	$1,501,481

Consumer Products - 1.6%
Essity AB	26,841	$748,909
Reckitt Benckiser Group PLC	53,901	4,122,919

		$4,871,828
Consumer Services - 0.7%
Moneysupermarket.com Group PLC	479,783	$2,193,533

Containers - 0.4%
Brambles Ltd.	139,762	$1,165,889

Electrical Equipment - 2.9%
Legrand S.A.	65,445	$4,317,542
Schneider Electric S.A.	56,093	4,365,397

		$8,682,939
Electronics - 3.2%
Samsung Electronics Co. Ltd.	112,953	$4,529,368
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	126,822	4,952,399

		$9,481,767
Energy - Independent - 0.3%
CNOOC Ltd.	554,000	$955,592

Energy - Integrated - 6.6%
BP PLC	883,249	$6,260,480
China Petroleum & Chemical Corp.	4,936,000	4,263,331
Eni S.p.A.	238,793	4,119,312

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Energy - Integrated - continued
Galp Energia SGPS S.A., “B”	204,892	$3,362,973
LUKOIL PJSC, ADR	23,809	1,989,242

		$19,995,338
Engineering - Construction - 0.6%
Bouygues S.A.	50,598	$1,913,626

Food & Beverages - 2.3%
Bakkafrost P/f	33,951	$1,739,480
JBS S.A.	320,621	1,146,371
Marine Harvest	47,575	1,097,544
Nestle S.A.	24,676	2,234,080
Orion Corp.	8,520	844,652

		$7,062,127
Food & Drug Stores - 1.9%
Seven & I Holdings Co. Ltd.	80,300	$3,525,665
Tesco PLC	534,742	1,602,916
Wesfarmers Ltd.	22,028	518,456

		$5,647,037
Gaming & Lodging - 1.1%
Crown Resorts Ltd.	146,104	$1,187,702
Genting Berhad	1,222,800	2,216,165

		$3,403,867
Health Maintenance Organizations - 0.3%
Qualicorp S.A.	185,300	$764,159

Insurance - 5.3%
Aegon N.V.	161,121	$866,486
Manulife Financial Corp.	199,645	3,374,068
Samsung Fire & Marine Insurance Co. Ltd.	12,289	3,294,330
Sompo Holdings, Inc.	43,300	1,614,840
Tokio Marine Holding, Inc.	33,800	1,645,349
Zurich Insurance Group AG	15,354	5,076,720

		$15,871,793
Internet - 1.0%
Alibaba Group Holding Ltd., ADR (a)	5,219	$955,234
Tencent Holdings Ltd.	46,300	1,980,641

		$2,935,875

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Machinery & Tools - 2.2%
Atlas Copco AB, “A”	35,761	$968,946
Doosan Bobcat, Inc.	59,456	1,686,358
Ebara Corp.	84,700	2,401,220
Far Eastern New Century Corp.	795,000	787,858
PT United Tractors Tbk	350,800	660,828

		$6,505,210
Major Banks - 9.9%
ABSA Group Ltd.	181,415	$2,324,686
Banco do Brasil S.A.	235,000	3,165,742
Bank of China Ltd.	2,254,000	1,050,943
BNP Paribas	71,173	3,647,458
China Construction Bank	4,394,000	3,907,146
Industrial & Commercial Bank of China, “H”	5,508,000	4,238,137
National Australia Bank Ltd.	235,513	4,198,248
Nedbank Group Ltd.	94,788	1,912,742
Sumitomo Mitsui Financial Group, Inc.	111,200	3,932,628
Westpac Banking Corp.	66,915	1,279,688

		$29,657,418
Medical & Health Technology & Services - 1.4%
Netcare Ltd.	906,422	$1,636,142
Sinopharm Group Co. Ltd., “H”	118,400	526,407
Sonic Healthcare Ltd.	115,674	1,979,127

		$4,141,676
Metals & Mining - 3.1%
ArcelorMittal S.A.	38,073	$875,217
BHP Billiton Ltd.	122,656	3,239,235
JFE Holdings, Inc.	35,300	614,856
POSCO	8,499	1,987,407
Teck Resources Ltd., “B”	119,257	2,676,127

		$9,392,842
Natural Gas - Distribution - 1.1%
ENGIE	215,900	$3,253,873

Network & Telecom - 1.0%
LM Ericsson Telephone Co., “B”	340,098	$3,113,024

Other Banks & Diversified Financials - 3.8%
Banco Macro S.A., ADR	17,705	$894,102
Intesa Sanpaolo S.p.A.	1,491,256	3,679,119
ORIX Corp.	262,900	3,802,044

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Other Banks & Diversified Financials - continued
REC Ltd.	339,266	$650,377
Sberbank of Russia, ADR	195,735	2,497,579

		$11,523,221
Pharmaceuticals - 6.9%
Astellas Pharma, Inc.	88,600	$1,365,981
Bayer AG	34,816	2,783,189
Novartis AG	75,657	6,901,271
Roche Holding AG	27,777	7,717,612
Shionogi & Co. Ltd.	33,100	2,113,126

		$20,881,179
Printing & Publishing - 1.3%
Pearson PLC	128,530	$1,442,225
Transcontinental, Inc., “A”	169,648	2,442,972

		$3,885,197
Railroad & Shipping - 1.3%
East Japan Railway Co.	28,500	$2,725,609
Sankyu, Inc.	24,800	1,212,578

		$3,938,187
Real Estate - 3.2%
Fortune REIT	1,360,000	$1,677,098
Link REIT	78,500	887,528
TAG Immobilien AG	134,817	3,143,624
Unibail-Rodamco-Westfield, REIT	21,239	3,430,477
Wheelock & Co. Ltd.	90,000	609,383

		$9,748,110
Restaurants - 0.4%
Greggs PLC	51,132	$1,213,959

Specialty Chemicals - 2.3%
Covestro AG	25,546	$1,456,932
Methanex Corp.	58,890	3,321,396
PTT Global Chemical PLC	939,500	2,146,577

		$6,924,905
Specialty Stores - 0.8%
Fila Korea Ltd.	18,797	$929,237
K’s Holdings Corp.	172,800	1,587,469

		$2,516,706

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Telecommunications - Wireless - 2.8%
KDDI Corp.	184,000	$4,438,021
Millicom International Cellular S.A.	13,334	802,696
Vodafone Group PLC	1,781,210	3,172,375

		$8,413,092
Telephone Services - 1.0%
China Unicom (Hong Kong) Ltd.	1,152,000	$1,366,301
PT XL Axiata Tbk (a)	5,010,600	854,838
Telekomunikacja Polska S.A. (a)	579,121	829,524

		$3,050,663
Tobacco - 3.3%
British American Tobacco PLC	100,718	$3,685,005
Imperial Tobacco Group PLC	60,539	2,015,828
Japan Tobacco, Inc.	167,600	4,259,730

		$9,960,563
Utilities - Electric Power - 2.0%
CLP Holdings Ltd.	203,500	$2,410,968
E.ON AG	224,094	2,468,664
Enel S.p.A.	180,771	1,093,887

		$5,973,519
Total Common Stocks (Identified Cost, $287,228,412)		$291,531,200

Preferred Stocks - 2.0%
Electronics - 0.5%
Samsung Electronics Co. Ltd.	49,366	$1,580,133

Food & Drug Stores - 0.6%
Cia Brasileira de Distribuicao	72,300	$1,792,222

Major Banks - 0.9%
Itau Unibanco Holding S.A.	267,060	$2,504,832
Total Preferred Stocks (Identified Cost, $5,597,517)		$5,877,187

Investment Companies (h) - 0.7%
Money Market Funds - 0.7%
MFS Institutional Money Market Portfolio, 2.49% (v) (Identified Cost, $2,133,462)	2,133,462	$2,133,462

Other Assets, Less Liabilities - 0.4%		1,335,613
Net Assets - 100.0%		$300,877,462

11

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $2,133,462 and $297,408,387, respectively.

(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PJSC	Public Joint Stock Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

12

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/28/19 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $292,825,929)	$297,408,387
Investments in affiliated issuers, at value (identified cost, $2,133,462)	2,133,462
Foreign currency, at value (identified cost, $71,232)	71,046
Receivables for
Fund shares sold	584,135
Dividends	1,016,821
Receivable from investment adviser	14,221
Other assets	1,415
Total assets	$301,229,487

Liabilities
Payables for
Fund shares reacquired	$118,767
Payable to affiliates
Shareholder servicing costs	36,670
Distribution and service fees	1,253
Payable for independent Trustees’ compensation	222
Deferred country tax expense payable	95,253
Accrued expenses and other liabilities	99,860
Total liabilities	$352,025
Net assets	$300,877,462

Net assets consist of
Paid-in capital	$301,496,780
Total distributable earnings (loss)	(619,318)
Net assets	$300,877,462
Shares of beneficial interest outstanding	28,345,221

13

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$88,692,618	8,378,709	$10.59
Class B	88,606	8,377	10.58
Class C	267,515	25,395	10.53
Class I	1,318,501	124,104	10.62
Class R1	146,213	13,926	10.50
Class R2	163,587	15,414	10.61
Class R3	58,874	5,517	10.67
Class R4	59,315	5,581	10.63
Class R6	210,082,233	19,768,198	10.63

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $11.24 [100 / 94.25 x $10.59]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

14

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/28/19 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends	$3,532,391
Dividends from affiliated issuers	37,169
Other	10,200
Income on securities loaned	9,066
Foreign taxes withheld	(346,613)
Total investment income	$3,242,213
Expenses
Management fee	$707,543
Distribution and service fees	107,455
Shareholder servicing costs	47,098
Administrative services fee	24,059
Independent Trustees’ compensation	3,723
Custodian fee	46,551
Shareholder communications	4,721
Audit and tax fees	38,635
Legal fees	1,219
Registration fees	61,120
Miscellaneous	16,957
Total expenses	$1,059,081
Reduction of expenses by investment adviser and distributor	(148,669)
Net expenses	$910,412
Net investment income (loss)	$2,331,801

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $313 country tax)	$(4,596,108)
Affiliated issuers	41
Foreign currency	(37,522)
Net realized gain (loss)	$(4,633,589)
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $2,230 decrease in deferred country tax)	$(7,773,571)
Affiliated issuers	(100)
Translation of assets and liabilities in foreign currencies	(7,757)
Net unrealized gain (loss)	$(7,781,428)
Net realized and unrealized gain (loss)	$(12,415,017)
Change in net assets from operations	$(10,083,216)

See Notes to Financial Statements

15

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/28/19 (unaudited)	Year ended 8/31/18

From operations
Net investment income (loss)	$2,331,801	$7,033,868
Net realized gain (loss)	(4,633,589)	11,099,751
Net unrealized gain (loss)	(7,781,428)	(15,509,898)
Change in net assets from operations	$(10,083,216)	$2,623,721
Total distributions to shareholders (a)	$(17,092,195)	$(7,988,442)
Change in net assets from fund share transactions	$29,945,508	$104,511,719
Total change in net assets	$2,770,097	$99,146,998

Net assets
At beginning of period	298,107,365	198,960,367
At end of period (b)	$300,877,462	$298,107,365

(a)

Distributions from net investment income and from net realized gain are no longer required to be separately disclosed. See Note 2. For the year ended August 31, 2018, distributions from net investment income and from net realized gain were $4,600,065 and $3,388,377, respectively.

(b)

Parenthetical disclosure of undistributed net investment income is no longer required. See Note 2. For the year ended August 31, 2018, end of period net assets included undistributed net investment income of $5,944,645.

See Notes to Financial Statements

16

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/28/19		Year ended
Class A			8/31/18	8/31/17	8/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$11.71		$11.85	$9.82	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.07		$0.30	$0.25	$0.25
Net realized and unrealized gain (loss)	(0.56)		(0.12)	1.82	(0.32)
Total from investment operations	$(0.49)		$0.18	$2.07	$(0.07)

Less distributions declared to shareholders
From net investment income	$(0.26)		$(0.18)	$(0.04)	$(0.06)
From net realized gain	(0.37)		(0.14)	—	(0.05)
Total distributions declared to shareholders	$(0.63)		$(0.32)	$(0.04)	$(0.11)
Net asset value, end of period (x)	$10.59		$11.71	$11.85	$9.82
Total return (%) (r)(s)(t)(x)	(3.67	)(n)	1.47	21.15	(0.64	)(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.00	(a)	0.99	0.98	5.84	(a)
Expenses after expense reductions (f)	0.89	(a)	0.89	0.89	0.89	(a)
Net investment income (loss)	1.40	(a)(l)	2.49	2.34	2.70	(a)
Portfolio turnover	29	(n)	69	63	64	(n)
Net assets at end of period (000 omitted)	$88,693		$88,168	$535	$139

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 2/28/19		Year ended
Class B			8/31/18	8/31/17	8/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$11.64		$11.75	$9.78	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.04		$0.20	$0.16	$0.15
Net realized and unrealized gain (loss)	(0.56)		(0.11)	1.81	(0.28)
Total from investment operations	$(0.52)		$0.09	$1.97	$(0.13)

Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.06)	$—	$(0.04)
From net realized gain	(0.37)		(0.14)	—	(0.05)
Total distributions declared to shareholders	$(0.54)		$(0.20)	$—	$(0.09)
Net asset value, end of period (x)	$10.58		$11.64	$11.75	$9.78
Total return (%) (r)(s)(t)(x)	(4.06	)(n)	0.73	20.14	(1.27	)(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.74	(a)	1.74	1.73	7.12	(a)
Expenses after expense reductions (f)	1.64	(a)	1.64	1.64	1.63	(a)
Net investment income (loss)	0.67	(a)(l)	1.63	1.51	1.64	(a)
Portfolio turnover	29	(n)	69	63	64	(n)
Net assets at end of period (000 omitted)	$89		$97	$109	$54

	Six months ended 2/28/19		Year ended
Class C			8/31/18	8/31/17	8/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$11.59		$11.75	$9.78	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.04		$0.21	$0.16	$0.16
Net realized and unrealized gain (loss)	(0.57)		(0.11)	1.81	(0.29)
Total from investment operations	$(0.53)		$0.10	$1.97	$(0.13)

Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.12)	$—	$(0.04)
From net realized gain	(0.37)		(0.14)	—	(0.05)
Total distributions declared to shareholders	$(0.53)		$(0.26)	$—	$(0.09)
Net asset value, end of period (x)	$10.53		$11.59	$11.75	$9.78
Total return (%) (r)(s)(t)(x)	(4.14	)(n)	0.74	20.14	(1.27	)(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.75	(a)	1.75	1.73	7.03	(a)
Expenses after expense reductions (f)	1.64	(a)	1.64	1.64	1.63	(a)
Net investment income (loss)	0.68	(a)(l)	1.73	1.54	1.70	(a)
Portfolio turnover	29	(n)	69	63	64	(n)
Net assets at end of period (000 omitted)	$268		$284	$133	$59

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 2/28/19		Year ended
Class I			8/31/18	8/31/17	8/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$11.77		$11.88	$9.84	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.09		$0.31	$0.29	$0.33
Net realized and unrealized gain (loss)	(0.58)		(0.10)	1.80	(0.37)
Total from investment operations	$(0.49)		$0.21	$2.09	$(0.04)

Less distributions declared to shareholders
From net investment income	$(0.29)		$(0.18)	$(0.05)	$(0.07)
From net realized gain	(0.37)		(0.14)	—	(0.05)
Total distributions declared to shareholders	$(0.66)		$(0.32)	$(0.05)	$(0.12)
Net asset value, end of period (x)	$10.62		$11.77	$11.88	$9.84
Total return (%) (r)(s)(t)(x)	(3.63	)(n)	1.74	21.37	(0.37	)(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.75	(a)	0.74	0.73	4.94	(a)
Expenses after expense reductions (f)	0.64	(a)	0.64	0.64	0.64	(a)
Net investment income (loss)	1.64	(a)(l)	2.50	2.70	3.65	(a)
Portfolio turnover	29	(n)	69	63	64	(n)
Net assets at end of period (000 omitted)	$1,319		$1,760	$1,259	$640

	Six months ended 2/28/19		Year ended
Class R1			8/31/18	8/31/17	8/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$11.63		$11.75	$9.78	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$0.19	$0.15	$0.15
Net realized and unrealized gain (loss)	(0.56)		(0.10)	1.82	(0.28)
Total from investment operations	$(0.53)		$0.09	$1.97	$(0.13)

Less distributions declared to shareholders
From net investment income	$(0.23)		$(0.07)	$—	$(0.04)
From net realized gain	(0.37)		(0.14)	—	(0.05)
Total distributions declared to shareholders	$(0.60)		$(0.21)	$—	$(0.09)
Net asset value, end of period (x)	$10.50		$11.63	$11.75	$9.78
Total return (%) (r)(s)(t)(x)	(4.06	)(n)	0.72	20.14	(1.27	)(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.74	(a)	1.73	1.72	7.19	(a)
Expenses after expense reductions (f)	1.64	(a)	1.64	1.64	1.63	(a)
Net investment income (loss)	0.60	(a)(l)	1.54	1.41	1.60	(a)
Portfolio turnover	29	(n)	69	63	64	(n)
Net assets at end of period (000 omitted)	$146		$60	$59	$49

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 2/28/19		Year ended
Class R2			8/31/18	8/31/17		8/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$11.73		$11.84	$9.81		$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.06		$0.29	$0.20		$0.19
Net realized and unrealized gain (loss)	(0.57)		(0.13)	1.83		(0.28)
Total from investment operations	$(0.51)		$0.16	$2.03		$(0.09)

Less distributions declared to shareholders
From net investment income	$(0.24)		$(0.13)	$(0.00	)(w)	$(0.05)
From net realized gain	(0.37)		(0.14)	—		(0.05)
Total distributions declared to shareholders	$(0.61)		$(0.27)	$(0.00	)(w)	$(0.10)
Net asset value, end of period (x)	$10.61		$11.73	$11.84		$9.81
Total return (%) (r)(s)(t)(x)	(3.87	)(n)	1.27	20.74		(0.82	)(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.24	(a)	1.25	1.22		6.68	(a)
Expenses after expense reductions (f)	1.14	(a)	1.14	1.14		1.13	(a)
Net investment income (loss)	1.16	(a)(l)	2.34	1.90		2.11	(a)
Portfolio turnover	29	(n)	69	63		64	(n)
Net assets at end of period (000 omitted)	$164		$167	$60		$50

	Six months ended 2/28/19		Year ended
Class R3			8/31/18	8/31/17		8/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$11.80		$11.91	$9.84		$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.08		$0.28	$0.23		$0.29
Net realized and unrealized gain (loss)	(0.58)		(0.09)	1.84		(0.34)
Total from investment operations	$(0.50)		$0.19	$2.07		$(0.05)

Less distributions declared to shareholders
From net investment income	$(0.26)		$(0.16)	$—		$(0.06)
From net realized gain	(0.37)		(0.14)	—		(0.05)
Total distributions declared to shareholders	$(0.63)		$(0.30)	$—		$(0.11)
Net asset value, end of period (x)	$10.67		$11.80	$11.91		$9.84
Total return (%) (r)(s)(t)(x)	(3.74	)(n)	1.50	21.04		(0.44	)(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.99	(a)	0.98	0.97		5.94	(a)
Expenses after expense reductions (f)	0.89	(a)	0.89	0.89		0.87	(a)
Net investment income (loss)	1.42	(a)(l)	2.29	2.15		3.16	(a)
Portfolio turnover	29	(n)	69	63		64	(n)
Net assets at end of period (000 omitted)	$59		$61	$60		$50

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 2/28/19		Year ended
Class R4			8/31/18	8/31/17	8/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$11.77		$11.88	$9.84	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.09		$0.31	$0.25	$0.24
Net realized and unrealized gain (loss)	(0.57)		(0.10)	1.84	(0.28)
Total from investment operations	$(0.48)		$0.21	$2.09	$(0.04)

Less distributions declared to shareholders
From net investment income	$(0.29)		$(0.18)	$(0.05)	$(0.07)
From net realized gain	(0.37)		(0.14)	—	(0.05)
Total distributions declared to shareholders	$(0.66)		$(0.32)	$(0.05)	$(0.12)
Net asset value, end of period (x)	$10.63		$11.77	$11.88	$9.84
Total return (%) (r)(s)(t)(x)	(3.55	)(n)	1.74	21.36	(0.37	)(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.74	(a)	0.73	0.72	6.18	(a)
Expenses after expense reductions (f)	0.64	(a)	0.64	0.64	0.63	(a)
Net investment income (loss)	1.67	(a)(l)	2.54	2.41	2.60	(a)
Portfolio turnover	29	(n)	69	63	64	(n)
Net assets at end of period (000 omitted)	$59		$62	$60	$50

	Six months ended 2/28/19		Year ended
Class R6			8/31/18	8/31/17	8/31/16 (c)
	(unaudited)
Net asset value, beginning of period	$11.78		$11.88	$9.84	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.09		$0.32	$0.26	$0.24
Net realized and unrealized gain (loss)	(0.57)		(0.09)	1.84	(0.28)
Total from investment operations	$(0.48)		$0.23	$2.10	$(0.04)

Less distributions declared to shareholders
From net investment income	$(0.30)		$(0.19)	$(0.06)	$(0.07)
From net realized gain	(0.37)		(0.14)	—	(0.05)
Total distributions declared to shareholders	$(0.67)		$(0.33)	$(0.06)	$(0.12)
Net asset value, end of period (x)	$10.63		$11.78	$11.88	$9.84
Total return (%) (r)(s)(t)(x)	(3.51	)(n)	1.86	21.41	(0.36	)(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.64	(a)	0.65	0.68	3.06	(a)
Expenses after expense reductions (f)	0.54	(a)	0.54	0.60	0.60	(a)
Net investment income (loss)	1.76	(a)(l)	2.60	2.43	2.61	(a)
Portfolio turnover	29	(n)	69	63	64	(n)
Net assets at end of period (000 omitted)	$210,082		$207,449	$196,685	$163,355

See Notes to Financial Statements

21

Financial Highlights – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 15, 2015, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)

Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.

(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

22

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Blended Research International Equity Fund (the fund) is a diversified series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

In August 2018, the Securities and Exchange Commission (SEC) released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. Effective with the current reporting period, the fund adopted the Final Rule with the impacts being that the fund is no longer required to present the components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is

23

Notes to Financial Statements (unaudited) – continued

subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from

24

Notes to Financial Statements (unaudited) – continued

quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2019 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$49,829,031	$—	$—	$49,829,031
United Kingdom	36,950,382	—	—	36,950,382
France	30,274,455	—	—	30,274,455
Switzerland	21,929,682	—	—	21,929,682
China	20,745,213	—	—	20,745,213
Canada	18,948,248	—	—	18,948,248
South Korea	16,660,157	—	—	16,660,157
Australia	15,385,123	—	—	15,385,123
Germany	12,345,934	—	—	12,345,934
Other Countries	72,193,585	2,146,577	—	72,340,162
Mutual Funds	2,133,462	—	—	2,133,462
Total	$297,395,272	$2,146,577	$—	$299,541,849

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to

25

Notes to Financial Statements (unaudited) – continued

certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At February 28, 2019, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code,

26

Notes to Financial Statements (unaudited) – continued

and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 8/31/18
Ordinary income (including any short-term capital gains)	$7,573,262
Long-term capital gains	415,180

Total distributions	$7,988,442

27

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/19

Cost of investments	$294,959,392
Gross appreciation	23,067,642

Gross depreciation	(18,485,185)
Net unrealized appreciation (depreciation)	$4,582,457

As of 8/31/18

Undistributed ordinary income	5,996,723
Undistributed long-term capital gain	9,469,109
Post-October capital loss deferral	(73,439)
Other temporary differences	(55,828)
Net unrealized appreciation (depreciation)	11,219,528

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Class C shares will convert to Class A shares approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain

	Six months ended 2/28/19	Year ended 8/31/18	Six months ended 2/28/19	Year ended 8/31/18
Class A	$1,983,348	$1,277,016	$2,815,367	$963,500
Class B	1,335	455	2,944	992
Class C	3,291	1,981	7,560	2,364
Class I	42,803	21,010	54,664	15,679
Class R1	2,995	363	4,788	695
Class R2	3,443	645	5,334	696
Class R3	1,344	788	1,918	696
Class R4	1,511	938	1,934	701
Class R6	5,460,095	3,296,869	6,697,521	2,403,054
Total	$7,500,165	$4,600,065	$9,592,030	$3,388,377

28

Notes to Financial Statements (unaudited) – continued

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.50%
In excess of $1 billion and up to $2.5 billion	0.475%
In excess of $2.5 billion	0.45%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended February 28, 2019, this management fee reduction amounted to $14,009, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2019 was equivalent to an annual effective rate of 0.49% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes

A	B	C	I	R1	R2	R3	R4	R6
0.89%	1.64%	1.64%	0.64%	1.64%	1.14%	0.89%	0.64%	0.60%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2019. For the six months ended February 28, 2019, this reduction amounted to $134,653, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $400 for the six months ended February 28, 2019, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

29

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$104,687
Class B	0.75%	0.25%	1.00%	1.00%	431
Class C	0.75%	0.25%	1.00%	1.00%	1,242
Class R1	0.75%	0.25%	1.00%	1.00%	632
Class R2	0.25%	0.25%	0.50%	0.50%	392
Class R3	—	0.25%	0.25%	0.25%	71
Total Distribution and Service Fees					$107,455

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2019 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended February 28, 2019, this rebate amounted to $7 for Class A, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2019, were as follows:

Amount
Class A	$—
Class B	—
Class C	51

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 28, 2019, the fee was $1,109, which equated to 0.0008% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 28, 2019, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $45,989.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on

30

Notes to Financial Statements (unaudited) – continued

average daily net assets. The administrative services fee incurred for the six months ended February 28, 2019 was equivalent to an annual effective rate of 0.0170% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended February 28, 2019, the fee paid by the fund under this agreement was $233 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

On September 20, 2017, MFS purchased 313 shares of Class I for an aggregate amount of $3,871. On March 19, 2018, MFS redeemed 68,399 shares of Class I for an aggregate amount of $842,670. On December 14, 2018, MFS redeemed 5,214 shares of Class A for an aggregate amount of $54,118.

At February 28, 2019, MFS held approximately 65% of the outstanding shares of Class B and 100% of the outstanding shares of Class R3 and Class R4.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended February 28, 2019, the fund engaged in purchase transactions pursuant to this policy, which amounted to $306,963.

The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended February 28, 2019, this reimbursement amounted to $10,200, which is included in “Other” income in the Statement of Operations.

(4) Portfolio Securities

For the six months ended February 28, 2019, purchases and sales of investments, other than short-term obligations, aggregated $95,107,011 and $81,629,403, respectively.

31

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/28/19		Year ended 8/31/18

	Shares	Amount	Shares	Amount
Shares sold
Class A	1,657,113	$16,959,593	8,773,664	$107,427,453
Class B	17	180	1,742	21,300
Class C	7,044	71,719	13,475	163,178
Class I	48,613	541,392	127,703	1,577,117
Class R1	7,979	93,327	—	—
Class R2	258	2,776	9,083	110,819
Class R6	2,031,156	21,582,259	4,993,393	60,127,927
	3,752,180	$39,251,246	13,919,060	$169,427,794

Shares issued to shareholders in reinvestment of distributions
Class A	6,468	$62,548	2,093	$24,995
Class B	442	4,279	121	1,447
Class C	1,126	10,851	366	4,345
Class I	9,951	96,523	3,065	36,689
Class R1	811	7,783	89	1,058
Class R2	905	8,777	111	1,341
Class R3	334	3,262	124	1,484
Class R4	355	3,445	137	1,639
Class R6	1,253,362	12,157,616	475,786	5,699,923
	1,273,754	$12,355,084	481,892	$5,772,921

Shares reacquired
Class A	(812,402)	$(8,592,222)	(1,293,378)	$(15,767,289)
Class B	(446)	(5,049)	(2,808)	(33,914)
Class C	(7,249)	(77,447)	(648)	(7,733)
Class I	(83,952)	(885,639)	(87,251)	(1,069,597)
Class R6	(1,122,667)	(12,100,465)	(4,414,806)	(53,810,463)
	(2,026,716)	$(21,660,822)	(5,798,891)	$(70,688,996)

Net change
Class A	851,179	$8,429,919	7,482,379	$91,685,159
Class B	13	(590)	(945)	(11,167)
Class C	921	5,123	13,193	159,790
Class I	(25,388)	(247,724)	43,517	544,209
Class R1	8,790	101,110	89	1,058
Class R2	1,163	11,553	9,194	112,160
Class R3	334	3,262	124	1,484
Class R4	355	3,445	137	1,639
Class R6	2,161,851	21,639,410	1,054,373	12,017,387
	2,999,218	$29,945,508	8,602,061	$104,511,719

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

32

Notes to Financial Statements (unaudited) – continued

Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Lifetime 2040 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2020 Fund, and the MFS Lifetime 2055 Fund were the owners of record of approximately 15%, 14%, 9%, 8%, 7%, 5%, 4%, 4%, and 4%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2060 Fund was the owner of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Bank Funding rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Bank Funding rate plus an agreed upon spread. For the six months ended February 28, 2019, the fund’s commitment fee and interest expense were $854 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		1,000,462	40,719,450	(39,586,450)	2,133,462

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$41	$(100)	$—	$37,169	$2,133,462

33

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

34

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

Semiannual Report

February 28, 2019

MFS® Global New Discovery Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

GND-SEM

MFS® Global New Discovery Fund

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Markets experienced a bout of volatility in late 2018 as a result of higher interest rates, international trade friction and geopolitical uncertainty surrounding issues such as

Brexit. But concern over those issues dissipated in the early months of 2019 due to a more dovish posture by the U.S. Federal Reserve, progress toward a trade pact between the United States and China, and a consensus forming in the British Parliament against a no-deal Brexit. Over the past year, U.S. equities have outperformed their global peers due in part to fiscal stimulus undertaken in late 2017 and early 2019, which helped maintain healthy levels of U.S. economic output against a backdrop of slowing global growth, though returns, on average, have been modest.

Globally, inflation remains largely subdued thanks in part to stable oil prices, though tight labor markets are keeping investors on the lookout for its potential reappearance. Rising incomes in many developed and emerging markets are supportive of gains in consumption, though a challenging backdrop for global trade has weighed on manufacturing in most regions. Should the U.S. and China reach a comprehensive trade agreement, sentiment could improve later this year.

As a global investment manager with nearly a century of expertise, MFS® firmly believes active risk management offers downside mitigation and may help improve investment outcomes. We built our active investment platform with this belief in mind. Our long-term perspective influences nearly every aspect of our business, ensuring that our investment decisions align with the investing time horizons of our clients.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

April 16, 2019

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
OBIC Co. Ltd.	1.6%
Global Payments, Inc.	1.4%
Berry Global Group, Inc.	1.3%
Performance Food Group Co.	1.2%
Symrise AG	1.2%
Steris PLC	1.2%
Bright Horizons Family Solutions, Inc.	1.2%
Rightmove PLC	1.1%
CACI International, Inc., “A”	1.1%
HD Supply Holdings, Inc.	1.1%

GICS equity sectors
Information Technology	22.4%
Industrials	20.5%
Consumer Discretionary	13.3%
Materials	10.8%
Health Care	9.1%
Real Estate	7.5%
Financials	6.3%
Consumer Staples	3.5%
Communication Services	3.4%
Energy	0.6%

Issuer country weightings (x)
United States	49.9%
Japan	12.2%
United Kingdom	10.0%
Germany	5.1%
India	2.5%
Brazil	2.1%
Netherlands	2.1%
France	2.0%
Canada	1.8%
Other Countries	12.3%

Currency exposure weightings (y)
United States Dollar	53.3%
Japanese Yen	12.2%
Euro	10.5%
British Pound Sterling	10.0%
Brazilian Real	2.1%
Indian Rupee	2.0%
Norwegian Krone	1.4%
Swiss Franc	1.3%
Mexican Peso	1.2%
Other Currencies	6.0%

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.

2

Portfolio Composition – continued

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

Percentages are based on net assets as of February 28, 2019.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2018 through February 28, 2019

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2018 through February 28, 2019.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/18	Ending Account Value 2/28/19	Expenses Paid During Period (p) 9/01/18-2/28/19
A	Actual	1.50%	$1,000.00	$952.47	$7.26
	Hypothetical (h)	1.50%	$1,000.00	$1,017.36	$7.50
B	Actual	2.25%	$1,000.00	$949.24	$10.87
	Hypothetical (h)	2.25%	$1,000.00	$1,013.64	$11.23
C	Actual	2.25%	$1,000.00	$949.24	$10.87
	Hypothetical (h)	2.25%	$1,000.00	$1,013.64	$11.23
I	Actual	1.25%	$1,000.00	$953.71	$6.06
	Hypothetical (h)	1.25%	$1,000.00	$1,018.60	$6.26
R1	Actual	2.25%	$1,000.00	$949.22	$10.87
	Hypothetical (h)	2.25%	$1,000.00	$1,013.64	$11.23
R2	Actual	1.75%	$1,000.00	$951.14	$8.47
	Hypothetical (h)	1.75%	$1,000.00	$1,016.12	$8.75
R3	Actual	1.50%	$1,000.00	$952.70	$7.26
	Hypothetical (h)	1.50%	$1,000.00	$1,017.36	$7.50
R4	Actual	1.25%	$1,000.00	$953.58	$6.05
	Hypothetical (h)	1.25%	$1,000.00	$1,018.60	$6.26
R6	Actual	1.16%	$1,000.00	$954.16	$5.62
	Hypothetical (h)	1.16%	$1,000.00	$1,019.04	$5.81

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

5

PORTFOLIO OF INVESTMENTS

2/28/19 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 97.3%

Issuer	Shares/Par	Value ($)
Aerospace - 5.9%
CACI International, Inc., “A” (a)	2,770	$504,860
Cubic Corp.	4,521	278,946
FLIR Systems, Inc.	8,377	430,996
Harris Corp.	2,745	452,733
LISI Group	13,314	408,888
MTU Aero Engines Holding AG	1,605	344,127
Singapore Technologies Engineering Ltd.	114,100	315,632

		$2,736,182
Apparel Manufacturers - 0.8%
Coats Group PLC	325,627	$382,659

Automotive - 5.6%
Copart, Inc. (a)	6,181	$362,639
Hella KGaA Hueck & Co.	5,129	232,193
KAR Auction Services, Inc.	5,908	278,562
Koito Manufacturing Co. Ltd.	7,600	439,098
LKQ Corp. (a)	11,323	313,647
Stanley Electric Co. Ltd.	11,000	315,794
USS Co. Ltd.	14,800	269,272
WABCO Holdings, Inc. (a)	2,859	393,198

		$2,604,403
Brokerage & Asset Managers - 2.1%
Brewin Dolphin Holdings PLC	40,324	$167,939
Invesco Ltd.	9,034	174,808
NASDAQ, Inc.	5,200	476,164
Rathbone Brothers PLC	5,383	164,499

		$983,410
Business Services - 9.3%
Auto Trader Group PLC	26,253	$165,642
Bunzl PLC	13,835	435,447
Cerved Information Solutions S.p.A.	24,268	223,727
CoStar Group, Inc. (a)	354	161,966
Endava PLC, ADR (a)	9,097	268,907
EVO Payments, Inc., “A” (a)	9,491	253,600
Fiserv, Inc. (a)	4,754	402,616
FleetCor Technologies, Inc. (a)	1,869	436,000

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Business Services - continued
Global Payments, Inc.	4,990	$650,596
Plastic Omnium SA	4,117	115,573
Total System Services, Inc.	5,078	479,363
WNS (Holdings) Ltd., ADR (a)	7,202	380,266
Worldpay, Inc. (a)	3,472	332,618

		$4,306,321
Chemicals - 0.6%
FMC Corp.	3,254	$291,233

Computer Software - 5.2%
Cadence Design Systems, Inc. (a)	7,578	$433,841
Eventbrite, Inc. (a)	6,606	195,405
OBIC Co. Ltd.	7,900	753,393
Paylocity Holding Corp. (a)	3,443	301,504
RingCentral, Inc. (a)	2,207	232,375
Zendesk, Inc. (a)	6,017	475,463

		$2,391,981
Computer Software - Systems - 4.9%
Amadeus IT Group S.A.	5,899	$444,190
Box, Inc. (a)	16,874	341,530
Linx S.A.	42,700	324,216
NICE Systems Ltd., ADR (a)	2,533	298,109
Proofpoint, Inc. (a)	2,091	246,926
SS&C Technologies Holdings, Inc.	6,481	399,100
Tech Mahindra Ltd.	17,243	201,251

		$2,255,322
Conglomerates - 0.3%
DCC PLC	1,675	$144,962

Construction - 1.1%
Somfy SA	1,575	$129,703
Summit Materials, Inc., “A” (a)	23,590	401,030

		$530,733
Consumer Products - 0.4%
Dabur India Ltd.	27,270	$167,950

Consumer Services - 3.2%
51job, Inc., ADR (a)	2,281	$164,825
Asante, Inc.	11,300	223,739
Bright Horizons Family Solutions, Inc. (a)	4,422	548,328

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Consumer Services - continued
Heian Ceremony Service Co.	26,200	$218,363
MakeMyTrip Ltd. (a)	7,124	201,111
On the Beach Group PLC	17,746	98,504

		$1,454,870
Containers - 3.0%
Berry Global Group, Inc. (a)	11,181	$586,667
Fuji Seal International, Inc.	10,000	374,108
Gerresheimer AG	2,815	216,130
Mayr-Melnhof Karton AG	1,526	205,513

		$1,382,418
Electrical Equipment - 5.1%
AMETEK, Inc.	4,133	$328,904
HD Supply Holdings, Inc. (a)	11,415	490,959
IMI PLC	15,966	200,330
Littlefuse, Inc.	1,790	345,631
Sensata Technologies Holding PLC (a)	7,037	356,987
TE Connectivity Ltd.	5,020	412,092
Voltronic Power Technology Corp.	13,000	242,035

		$2,376,938
Electronics - 2.0%
Amano Corp.	7,700	$163,305
Analog Devices, Inc.	1,879	200,978
IPG Photonics Corp. (a)	1,161	179,990
Kardex AG	1,392	184,940
Silicon Laboratories, Inc. (a)	2,516	203,846

		$933,059
Entertainment - 1.5%
CTS Eventim AG	7,858	$353,054
Live Nation, Inc. (a)	2,661	150,506
Manchester United PLC, “A”	10,225	205,932

		$709,492
Food & Beverages - 1.9%
Bakkafrost P/f	6,860	$351,472
Cranswick PLC	6,538	214,364
S Foods, Inc.	7,600	294,209

		$860,045
Forest & Paper Products - 1.0%
Suzano Papel e Celulose	35,600	$451,711

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Furniture & Appliances - 0.6%
SEB S.A.	1,516	$261,070

Gaming & Lodging - 1.4%
Dalata Hotel Group PLC	49,747	$343,469
Paddy Power Betfair PLC	2,202	176,113
Shangri-La Asia Ltd.	78,000	110,893

		$630,475
General Merchandise - 0.6%
Dollarama, Inc.	10,296	$278,691

Insurance - 0.5%
Sony Financial Holdings, Inc.	12,000	$226,618

Internet - 1.1%
Rightmove PLC	79,323	$507,218

Leisure & Toys - 0.4%
Thule Group AB	7,279	$161,878

Machinery & Tools - 3.7%
Daikin Industries Ltd.	2,100	$227,775
IDEX Corp.	1,618	233,154
Nissei ASB Machine Co. Ltd. (l)	9,300	334,154
Ritchie Bros. Auctioneers, Inc.	8,638	323,925
Shima Seiki MFG Ltd.	6,000	195,936
Spirax Sarco Engineering PLC	2,651	234,352
VAT Group AG	1,343	139,676

		$1,688,972
Medical & Health Technology & Services - 3.1%
Charles River Laboratories International, Inc. (a)	2,520	$358,268
ICON PLC (a)	3,258	456,055
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	372,838	270,291
Syneos Health, Inc. (a)	8,719	364,193

		$1,448,807
Medical Equipment - 5.5%
Fukuda Denshi Co. Ltd.	6,100	$396,214
Masimo Corp. (a)	2,441	320,455
PerkinElmer, Inc.	4,656	438,409
QIAGEN N.V. (a)	8,622	331,343
Quidel Corp. (a)	4,956	324,915

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Medical Equipment - continued
STERIS PLC	4,534	$548,433
Techno Medica Co. Ltd.	10,100	189,831

		$2,549,600
Natural Gas - Pipeline - 0.2%
EQM Midstream Partners LP	2,134	$82,949

Network & Telecom - 0.6%
Interxion Holding N.V. (a)	4,057	$265,734

Oil Services - 0.3%
Core Laboratories N.V.	1,967	$127,481

Other Banks & Diversified Financials - 3.2%
AEON Thana Sinsap Public Co. Ltd.	29,800	$169,745
Bank OZK	7,150	234,520
First Republic Bank	2,149	225,602
Shriram City Union Finance Ltd.	7,918	182,531
Wintrust Financial Corp.	4,745	349,564
Zions Bancorp NA	5,788	295,767

		$1,457,729
Railroad & Shipping - 1.4%
DFDS A/S	5,550	$253,667
DPWorld Ltd.	10,881	174,205
GMexico Transportes S.A.B. de C.V	117,900	158,921
StealthGas, Inc. (a)	22,194	71,908

		$658,701
Real Estate - 7.5%
Atrium European Real Estate Ltd.	45,221	$174,370
Big Yellow Group PLC, REIT	19,191	249,576
Concentradora Fibra Danhos S.A. de C.V., REIT	108,933	155,365
Industrial Logistics Properties Trust, REIT	13,150	274,309
LEG Immobilien AG	1,956	218,391
Medical Properties Trust, Inc., REIT	15,424	281,179
Mid-America Apartment Communities, Inc., REIT	2,001	207,264
Multiplan Empreendimentos Imobiliarios S.A.	31,004	207,758
National Storage, REIT	205,444	256,488
Prologis Property Mexico S.A. de C.V., REIT	127,371	233,783
STAG Industrial, Inc., REIT	14,535	402,329
STORE Capital Corp., REIT	14,893	483,576
Unite Group PLC, REIT	27,786	337,398

		$3,481,786

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Restaurants - 1.2%
Performance Food Group Co. (a)	14,792	$569,936

Special Products & Services - 0.5%
Boyd Group Income Fund, IEU	2,511	$232,524

Specialty Chemicals - 6.8%
Axalta Coating Systems Ltd. (a)	14,534	$388,494
Borregaard ASA	29,204	276,796
Croda International PLC	6,788	433,147
Ferro Corp. (a)	22,155	429,585
IMCD Group NV	2,434	191,030
RPM International, Inc.	3,917	226,677
Symrise AG	6,280	553,454
Taisei Lamick Co. Ltd.	11,900	303,305
Univar, Inc. (a)	14,892	336,708

		$3,139,196
Specialty Stores - 3.2%
Dufry AG	2,955	$299,630
Just Eat PLC (a)	42,175	417,527
Takeaway.Com Holding B.V. (a)	4,512	330,512
Tractor Supply Co.	4,321	412,008

		$1,459,677
Trucking - 1.6%
SG Holdings Co. Ltd.	13,900	$406,531
Yamato Holdings Co. Ltd.	12,600	327,703

		$734,234
Total Common Stocks (Identified Cost, $36,588,953)		$44,926,965

Preferred Stocks - 0.2%
Specialty Chemicals - 0.2%
Fuchs Petrolub SE (Identified Cost, $60,298)	1,966	$87,884

Investment Companies (h) - 2.6%
Money Market Funds - 2.6%
MFS Institutional Money Market Portfolio, 2.49% (v) (Identified Cost, $1,192,853)	1,192,926	$1,192,926

Collateral for Securities Loaned - 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.43% (j) (Identified Cost, $28,259)	28,259	$28,259

11

Portfolio of Investments (unaudited) – continued

When-Issued Equity Sale - (0.1)%

Issuer	Shares/Par	Value ($)
Specialty Chemicals - (0.1)%
Livent Corp. (a) (Proceeds Received, $28,085)	(2,200)	$(28,160)

Other Assets, Less Liabilities - (0.1)%		(39,574)
Net Assets - 100.0%		$46,168,300

(a)	Non-income producing security.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $1,192,926 and $45,043,108, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
IEU	International Equity Unit
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

12

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/28/19 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value, including $206,968 of securities on loan (identified cost, $36,677,510)	$45,043,108
Investments in affiliated issuers, at value (identified cost, $1,192,853)	1,192,926
Receivables for
When-issued equity sale	28,085
Investments sold	211,055
Fund shares sold	96,620
Interest and dividends	32,350
Receivable from investment adviser	15,995
Other assets	451
Total assets	$46,620,590

Liabilities
Payables for
When-issued equity sale, at value	$28,160
Investments purchased	327,018
Fund shares reacquired	36,727
Collateral for securities loaned, at value (c)	28,259
Payable to affiliates
Shareholder servicing costs	10,244
Distribution and service fees	474
Payable for independent Trustees’ compensation	38
Deferred country tax expense payable	8,722
Accrued expenses and other liabilities	12,648
Total liabilities	$452,290
Net assets	$46,168,300

Net assets consist of
Paid-in capital	$38,385,557
Total distributable earnings (loss)	7,782,743
Net assets	$46,168,300
Shares of beneficial interest outstanding	2,545,223

(c)	Non-cash collateral is not included.

13

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$11,097,585	611,952	$18.13
Class B	2,460,832	144,068	17.08
Class C	3,564,847	208,715	17.08
Class I	14,585,284	793,511	18.38
Class R1	96,905	5,677	17.07
Class R2	212,247	11,922	17.80
Class R3	142,067	7,836	18.13
Class R4	71,024	3,863	18.38
Class R6	13,937,509	757,679	18.39

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $19.24 [100 / 94.25 x $18.13]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

14

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/28/19 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends	$234,765
Dividends from affiliated issuers	9,870
Income on securities loaned	199
Other	44
Foreign taxes withheld	(13,463)
Total investment income	$231,415
Expenses
Management fee	$213,097
Distribution and service fees	43,853
Shareholder servicing costs	22,033
Administrative services fee	8,722
Independent Trustees’ compensation	507
Custodian fee	17,137
Shareholder communications	8,811
Audit and tax fees	30,286
Legal fees	214
Registration fees	60,355
Miscellaneous	14,444
Total expenses	$419,459
Reduction of expenses by investment adviser and distributor	(105,318)
Net expenses	$314,141
Net investment income (loss)	$(82,726)

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $14,645 country tax)	$115,336
Affiliated issuers	225
Foreign currency	6,173
Net realized gain (loss)	$121,734
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $16,865 decrease in deferred country tax)	$(3,395,386)
Affiliated issuers	(102)
Translation of assets and liabilities in foreign currencies	(300)
Net unrealized gain (loss)	$(3,395,788)
Net realized and unrealized gain (loss)	$(3,274,054)
Change in net assets from operations	$(3,356,780)

See Notes to Financial Statements

15

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/28/19 (unaudited)	Year ended 8/31/18

From operations
Net investment income (loss)	$(82,726)	$(45,519)
Net realized gain (loss)	121,734	3,920,605
Net unrealized gain (loss)	(3,395,788)	4,202,498
Change in net assets from operations	$(3,356,780)	$8,077,584
Total distributions to shareholders (a)	$(3,638,101)	$(1,220,716)
Change in net assets from fund share transactions	$(672,322)	$10,058,478
Total change in net assets	$(7,667,203)	$16,915,346

Net assets
At beginning of period	53,835,503	36,920,157
At end of period (b)	$46,168,300	$53,835,503

(a)

Distributions from net investment income and from net realized gain are no longer required to be separately disclosed. See Note 2. For the year ended August 31, 2018, distributions from net realized gain were $1,220,716.

(b)

Parenthetical disclosure of undistributed net investment income is no longer required. See Note 2. For the year ended August 31, 2018, end of period net assets included undistributed net investment income of $67,081.

See Notes to Financial Statements

16

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/28/19		Year ended
Class A			8/31/18	8/31/17	8/31/16	8/31/15	8/31/14
	(unaudited)
Net asset value, beginning of period	$21.27		$18.31	$15.69	$14.85	$15.58	$14.64

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)		$(0.03)	$(0.02)	$0.01	$(0.02)	$(0.05)
Net realized and unrealized gain (loss)	(1.20)		3.57	2.66	0.84	(0.06)	1.48
Total from investment operations	$(1.24)		$3.54	$2.64	$0.85	$(0.08)	$1.43

Less distributions declared to shareholders
From net investment income	$(0.02)		$—	$(0.02)	$(0.01)	$—	$—
From net realized gain	(1.88)		(0.58)	—	—	(0.65)	(0.49)
Total distributions declared to shareholders	$(1.90)		$(0.58)	$(0.02)	$(0.01)	$(0.65)	$(0.49)
Net asset value, end of period (x)	$18.13		$21.27	$18.31	$15.69	$14.85	$15.58
Total return (%) (r)(s)(t)(x)	(4.75	)(n)	19.70	16.85	5.75	(0.30)	9.84

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.00	(a)	1.94	2.33	2.35	2.34	2.27
Expenses after expense reductions (f)	1.50	(a)	1.50	1.50	1.50	1.50	1.50
Net investment income (loss)	(0.47	)(a)(l)	(0.17)	(0.15)	0.07	(0.17)	(0.33)
Portfolio turnover	30	(n)	36	37	37	35	53
Net assets at end of period (000 omitted)	$11,098		$11,581	$7,893	$11,699	$14,144	$16,309

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 2/28/19		Year ended
Class B			8/31/18	8/31/17	8/31/16	8/31/15	8/31/14
	(unaudited)
Net asset value, beginning of period	$20.21		$17.55	$15.13	$14.42	$15.26	$14.46

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.10)		$(0.17)	$(0.13)	$(0.09)	$(0.13)	$(0.16)
Net realized and unrealized gain (loss)	(1.15)		3.41	2.55	0.80	(0.06)	1.45
Total from investment operations	$(1.25)		$3.24	$2.42	$0.71	$(0.19)	$1.29

Less distributions declared to shareholders
From net investment income	$—		$—	$—	$—	$—	$—
From net realized gain	(1.88)		(0.58)	—	—	(0.65)	(0.49)
Total distributions declared to shareholders	$(1.88)		$(0.58)	$—	$—	$(0.65)	$(0.49)
Net asset value, end of period (x)	$17.08		$20.21	$17.55	$15.13	$14.42	$15.26
Total return (%) (r)(s)(t)(x)	(5.08	)(n)	18.83	15.99	4.92	(1.05)	8.98

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.75	(a)	2.69	3.07	3.09	3.08	3.02
Expenses after expense reductions (f)	2.25	(a)	2.25	2.25	2.25	2.25	2.25
Net investment income (loss)	(1.21	)(a)(l)	(0.90)	(0.83)	(0.62)	(0.90)	(1.06)
Portfolio turnover	30	(n)	36	37	37	35	53
Net assets at end of period (000 omitted)	$2,461		$2,488	$1,513	$1,188	$769	$522

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 2/28/19		Year ended
Class C			8/31/18	8/31/17	8/31/16	8/31/15	8/31/14
	(unaudited)
Net asset value, beginning of period	$20.21		$17.55	$15.13	$14.42	$15.26	$14.46

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.10)		$(0.18)	$(0.13)	$(0.09)	$(0.13)	$(0.16)
Net realized and unrealized gain (loss)	(1.15)		3.42	2.55	0.80	(0.06)	1.45
Total from investment operations	$(1.25)		$3.24	$2.42	$0.71	$(0.19)	$1.29

Less distributions declared to shareholders
From net investment income	$—		$—	$—	$—	$—	$—
From net realized gain	(1.88)		(0.58)	—	—	(0.65)	(0.49)
Total distributions declared to shareholders	$(1.88)		$(0.58)	$—	$—	$(0.65)	$(0.49)
Net asset value, end of period (x)	$17.08		$20.21	$17.55	$15.13	$14.42	$15.26
Total return (%) (r)(s)(t)(x)	(5.08	)(n)	18.83	15.99	4.92	(1.05)	8.98

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.74	(a)	2.69	3.08	3.09	3.08	3.02
Expenses after expense reductions (f)	2.25	(a)	2.25	2.25	2.24	2.24	2.24
Net investment income (loss)	(1.21	)(a)(l)	(0.93)	(0.84)	(0.64)	(0.91)	(1.05)
Portfolio turnover	30	(n)	36	37	37	35	53
Net assets at end of period (000 omitted)	$3,565		$4,470	$4,944	$5,017	$4,737	$4,681

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 2/28/19		Year ended
Class I			8/31/18	8/31/17	8/31/16	8/31/15	8/31/14
	(unaudited)
Net asset value, beginning of period	$21.54		$18.49	$15.86	$15.00	$15.69	$14.71

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$0.02	$0.04	$0.07	$0.01	$(0.01)
Net realized and unrealized gain (loss)	(1.22)		3.61	2.67	0.82	(0.05)	1.48
Total from investment operations	$(1.23)		$3.63	$2.71	$0.89	$(0.04)	$1.47

Less distributions declared to shareholders
From net investment income	$(0.05)		$—	$(0.08)	$(0.03)	$—	$—
From net realized gain	(1.88)		(0.58)	—	—	(0.65)	(0.49)
Total distributions declared to shareholders	$(1.93)		$(0.58)	$(0.08)	$(0.03)	$(0.65)	$(0.49)
Net asset value, end of period (x)	$18.38		$21.54	$18.49	$15.86	$15.00	$15.69
Total return (%) (r)(s)(t)(x)	(4.63	)(n)	20.01	17.20	5.98	(0.03)	10.07

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.71	(a)	1.69	2.06	2.06	2.08	2.02
Expenses after expense reductions (f)	1.25	(a)	1.25	1.25	1.25	1.25	1.25
Net investment income (loss)	(0.16	)(a)(l)	0.11	0.21	0.44	0.08	(0.09)
Portfolio turnover	30	(n)	36	37	37	35	53
Net assets at end of period (000 omitted)	$14,585		$28,463	$17,606	$5,052	$4,596	$4,808

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 2/28/19		Year ended
Class R1			8/31/18	8/31/17	8/31/16	8/31/15	8/31/14
	(unaudited)
Net asset value, beginning of period	$20.20		$17.55	$15.13	$14.42	$15.26	$14.46

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.11)		$(0.18)	$(0.14)	$(0.10)	$(0.13)	$(0.16)
Net realized and unrealized gain (loss)	(1.14)		3.41	2.56	0.81	(0.06)	1.45
Total from investment operations	$(1.25)		$3.23	$2.42	$0.71	$(0.19)	$1.29

Less distributions declared to shareholders
From net investment income	$—		$—	$—	$—	$—	$—
From net realized gain	(1.88)		(0.58)	—	—	(0.65)	(0.49)
Total distributions declared to shareholders	$(1.88)		$(0.58)	$—	$—	$(0.65)	$(0.49)
Net asset value, end of period (x)	$17.07		$20.20	$17.55	$15.13	$14.42	$15.26
Total return (%) (r)(s)(t)(x)	(5.08	)(n)	18.77	15.99	4.92	(1.05)	8.98

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.76	(a)	2.69	3.08	3.12	3.08	3.02
Expenses after expense reductions (f)	2.25	(a)	2.25	2.25	2.25	2.25	2.25
Net investment income (loss)	(1.26	)(a)(l)	(0.92)	(0.86)	(0.70)	(0.92)	(1.07)
Portfolio turnover	30	(n)	36	37	37	35	53
Net assets at end of period (000 omitted)	$97		$73	$62	$66	$287	$290

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 2/28/19		Year ended
Class R2			8/31/18	8/31/17	8/31/16	8/31/15	8/31/14
	(unaudited)
Net asset value, beginning of period	$20.93		$18.06	$15.50	$14.71	$15.47	$14.58

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.06)		$(0.07)	$(0.05)	$(0.03)	$(0.06)	$(0.09)
Net realized and unrealized gain (loss)	(1.19)		3.52	2.62	0.82	(0.05)	1.47
Total from investment operations	$(1.25)		$3.45	$2.57	$0.79	$(0.11)	$1.38

Less distributions declared to shareholders
From net investment income	$—		$—	$(0.01)	$—	$—	$—
From net realized gain	(1.88)		(0.58)	—	—	(0.65)	(0.49)
Total distributions declared to shareholders	$(1.88)		$(0.58)	$(0.01)	$—	$(0.65)	$(0.49)
Net asset value, end of period (x)	$17.80		$20.93	$18.06	$15.50	$14.71	$15.47
Total return (%) (r)(s)(t)(x)	(4.89	)(n)	19.47	16.58	5.37	(0.50)	9.53

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.25	(a)	2.18	2.57	2.59	2.58	2.52
Expenses after expense reductions (f)	1.75	(a)	1.75	1.75	1.75	1.75	1.75
Net investment income (loss)	(0.72	)(a)(l)	(0.33)	(0.32)	(0.17)	(0.42)	(0.57)
Portfolio turnover	30	(n)	36	37	37	35	53
Net assets at end of period (000 omitted)	$212		$211	$115	$89	$188	$184

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 2/28/19		Year ended
Class R3			8/31/18	8/31/17	8/31/16	8/31/15	8/31/14
	(unaudited)
Net asset value, beginning of period	$21.26		$18.30	$15.70	$14.85	$15.58	$14.64

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)		$(0.04)	$(0.02)	$0.01	$(0.02)	$(0.05)
Net realized and unrealized gain (loss)	(1.20)		3.58	2.66	0.84	(0.06)	1.48
Total from investment operations	$(1.24)		$3.54	$2.64	$0.85	$(0.08)	$1.43

Less distributions declared to shareholders
From net investment income	$(0.01)		$—	$(0.04)	$—	$—	$—
From net realized gain	(1.88)		(0.58)	—	—	(0.65)	(0.49)
Total distributions declared to shareholders	$(1.89)		$(0.58)	$(0.04)	$—	$(0.65)	$(0.49)
Net asset value, end of period (x)	$18.13		$21.26	$18.30	$15.70	$14.85	$15.58
Total return (%) (r)(s)(t)(x)	(4.73	)(n)	19.72	16.87	5.72	(0.30)	9.84

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.00	(a)	1.94	2.32	2.34	2.33	2.27
Expenses after expense reductions (f)	1.50	(a)	1.50	1.50	1.50	1.50	1.50
Net investment income (loss)	(0.47	)(a)(l)	(0.18)	(0.13)	0.07	(0.17)	(0.34)
Portfolio turnover	30	(n)	36	37	37	35	53
Net assets at end of period (000 omitted)	$142		$144	$116	$80	$181	$175

See Notes to Financial Statements

23

Financial Highlights – continued

	Six months ended 2/28/19		Year ended
Class R4			8/31/18	8/31/17	8/31/16	8/31/15	8/31/14
	(unaudited)
Net asset value, beginning of period	$21.56		$18.50	$15.87	$15.00	$15.69	$14.71

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$0.02	$0.03	$0.05	$0.01	$(0.01)
Net realized and unrealized gain (loss)	(1.22)		3.62	2.67	0.83	(0.05)	1.48
Total from investment operations	$(1.24)		$3.64	$2.70	$0.88	$(0.04)	$1.47

Less distributions declared to shareholders
From net investment income	$(0.06)		$—	$(0.07)	$(0.01)	$—	$—
From net realized gain	(1.88)		(0.58)	—	—	(0.65)	(0.49)
Total distributions declared to shareholders	$(1.94)		$(0.58)	$(0.07)	$(0.01)	$(0.65)	$(0.49)
Net asset value, end of period (x)	$18.38		$21.56	$18.50	$15.87	$15.00	$15.69
Total return (%) (r)(s)(t)(x)	(4.64	)(n)	20.05	17.11	5.91	(0.03)	10.07

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.75	(a)	1.69	2.08	2.09	2.09	2.02
Expenses after expense reductions (f)	1.25	(a)	1.25	1.25	1.25	1.25	1.25
Net investment income (loss)	(0.22	)(a)(l)	0.08	0.18	0.30	0.08	(0.08)
Portfolio turnover	30	(n)	36	37	37	35	53
Net assets at end of period (000 omitted)	$71		$74	$62	$53	$164	$164

See Notes to Financial Statements

24

Financial Highlights – continued

	Six months ended 2/28/19		Year ended
Class R6			8/31/18	8/31/17	8/31/16	8/31/15	8/31/14
	(unaudited)
Net asset value, beginning of period	$21.58		$18.51	$15.87	$15.03	$15.70	$14.71

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$0.04	$0.03	$0.07	$0.03	$0.00 (w)
Net realized and unrealized gain (loss)	(1.22)		3.61	2.70	0.84	(0.05)	1.48
Total from investment operations	$(1.23)		$3.65	$2.73	$0.91	$(0.02)	$1.48

Less distributions declared to shareholders
From net investment income	$(0.08)		$—	$(0.09)	$(0.07)	$—	$—
From net realized gain	(1.88)		(0.58)	—	—	(0.65)	(0.49)
Total distributions declared to shareholders	$(1.96)		$(0.58)	$(0.09)	$(0.07)	$(0.65)	$(0.49)
Net asset value, end of period (x)	$18.39		$21.58	$18.51	$15.87	$15.03	$15.70
Total return (%) (r)(s)(t)(x)	(4.58	)(n)	20.09	17.31	6.06	0.10	10.14

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.66	(a)	1.60	1.97	1.98	1.98	1.92
Expenses after expense reductions (f)	1.16	(a)	1.16	1.15	1.13	1.15	1.14
Net investment income (loss)	(0.14	)(a)(l)	0.18	0.21	0.44	0.19	0.03
Portfolio turnover	30	(n)	36	37	37	35	53
Net assets at end of period (000 omitted)	$13,938		$6,332	$4,609	$2,317	$128	$128

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)

Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.

(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

25

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Global New Discovery Fund (the fund) is a diversified series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions.

In August 2018, the Securities and Exchange Commission (SEC) released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. Effective with the current reporting period, the fund adopted the Final Rule with the impacts being that the fund is no longer required to present the components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

26

Notes to Financial Statements (unaudited) – continued

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

27

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2019 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$21,878,437	$—	$—	$21,878,437
Japan	5,659,350	—	—	5,659,350
United Kingdom	4,628,402	—	—	4,628,402
Germany	2,336,575	—	—	2,336,575
India	1,133,108	—	—	1,133,108
Brazil	983,686	—	—	983,686
Netherlands	961,645	—	—	961,645
France	915,235	—	—	915,235
Canada	835,140	—	—	835,140
Other Countries	5,513,526	169,745	—	5,683,271
Mutual Funds	1,221,185	—	—	1,221,185
Total	$46,066,289	$169,745	$—	$46,236,034

When-Issued Equity Sale	$(28,160)	$—	$—	$(28,160)

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the

28

Notes to Financial Statements (unaudited) – continued

related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $206,968. The fair value of the fund’s investment securities on loan and a related liability of $28,259 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. Additionally, these loans were collateralized by U.S. Treasury Obligations of $190,298 held by the lending agent. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Some securities may be purchased on a “when-issued” or “forward delivery” basis, which means that the securities will be delivered to the fund at a future date, usually beyond customary settlement time. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

29

Notes to Financial Statements (unaudited) – continued

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 8/31/18
Ordinary income (including any short-term capital gains)	$140,659
Long-term capital gains	1,080,057

Total distributions	$1,220,716

30

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/19

Cost of investments	$37,823,027
Gross appreciation	9,810,522

Gross depreciation	(1,397,515)
Net unrealized appreciation (depreciation)	$8,413,007

As of 8/31/18

Undistributed ordinary income	2,105,469
Undistributed long-term capital gain	1,206,625
Other temporary differences	12,615
Net unrealized appreciation (depreciation)	11,452,915

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Class C shares will convert to Class A shares approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain

	Six months ended 2/28/19	Year ended 8/31/18	Six months ended 2/28/19	Year ended 8/31/18
Class A	$10,455	$—	$1,049,038	$257,614
Class B	—	—	233,710	48,962
Class C	—	—	376,368	161,786
Class I	32,748	—	1,296,425	597,084
Class R1	—	—	9,502	2,035
Class R2	—	—	19,586	3,041
Class R3	100	—	12,895	3,772
Class R4	218	—	6,502	1,943
Class R6	24,490	—	566,064	144,479
Total	$68,011	$—	$3,570,090	$1,220,716

31

Notes to Financial Statements (unaudited) – continued

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.975%
In excess of $1 billion and up to $2.5 billion	0.90%
In excess of $2.5 billion	0.85%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended February 28, 2019, this management fee reduction amounted to $2,165, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2019 was equivalent to an annual effective rate of 0.97% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes

A	B	C	I	R1	R2	R3	R4	R6
1.50%	2.25%	2.25%	1.25%	2.25%	1.75%	1.50%	1.25%	1.22%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2019. For the six months ended February 28, 2019, this reduction amounted to $102,935, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $2,515 for the six months ended February 28, 2019, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

32

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$13,191
Class B	0.75%	0.25%	1.00%	1.00%	11,352
Class C	0.75%	0.25%	1.00%	1.00%	18,234
Class R1	0.75%	0.25%	1.00%	1.00%	423
Class R2	0.25%	0.25%	0.50%	0.50%	488
Class R3	—	0.25%	0.25%	0.25%	165
Total Distribution and Service Fees					$43,853

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2019 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended February 28, 2019, this rebate amounted to $151, $50, and $17 for Class A, Class B, and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2019, were as follows:

Amount
Class A	$249
Class B	551
Class C	300

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 28, 2019, the fee was $2,724, which equated to 0.0125% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 28, 2019, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $19,309.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these

33

Notes to Financial Statements (unaudited) – continued

services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2019 was equivalent to an annual effective rate of 0.0399% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended February 28, 2019, the fee paid by the fund under this agreement was $43 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

On March 19, 2018, MFS purchased 14,554 shares of Class I for an aggregate amount of $296,174. On August 16, 2018, MFS redeemed 874 shares of Class I for an aggregate amount of $18,243. On December 14, 2018, MFS redeemed 3,461 shares of Class R6 for an aggregate amount of $56,449.

At February 28, 2019, MFS held approximately 71% of the outstanding shares of Class R1 and 100% of the outstanding shares of Class R4.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended February 28, 2019, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $2,691 and $66,250, respectively. The sales transactions resulted in net realized gains (losses) of $(41,551).

(4) Portfolio Securities

For the six months ended February 28, 2019, purchases and sales of investments, other than short-term obligations, aggregated $13,312,982 and $17,744,773, respectively.

34

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/28/19		Year ended 8/31/18

	Shares	Amount	Shares	Amount
Shares sold
Class A	76,165	$1,393,722	203,981	$4,092,052
Class B	19,604	335,294	48,248	937,186
Class C	18,339	317,356	52,856	1,009,060
Class I	271,330	4,933,389	920,724	18,531,591
Class R1	1,432	26,330	—	—
Class R2	705	12,277	4,755	95,370
Class R3	317	5,765	753	14,986
Class R4	—	—	167	3,399
Class R6	503,310	9,048,016	100,539	2,019,191
	891,202	$16,072,149	1,332,023	$26,702,835

Shares issued to shareholders in reinvestment of distributions
Class A	65,310	$1,057,363	13,513	$257,014
Class B	15,252	233,053	2,695	48,962
Class C	24,631	376,368	8,904	161,786
Class I	81,047	1,329,173	31,066	597,084
Class R1	622	9,502	112	2,035
Class R2	1,232	19,586	162	3,041
Class R3	803	12,995	198	3,772
Class R4	409	6,720	101	1,943
Class R6	19,982	327,900	3,791	72,969
	209,288	$3,372,660	60,542	$1,148,606

Shares reacquired
Class A	(73,973)	$(1,304,676)	(104,165)	$(2,081,023)
Class B	(13,895)	(231,789)	(14,007)	(263,506)
Class C	(55,388)	(957,230)	(122,283)	(2,359,276)
Class I	(880,324)	(16,557,992)	(582,661)	(11,851,038)
Class R1	(2)	(25)	—	—
Class R2	(98)	(1,542)	(1,218)	(22,641)
Class R3	(48)	(904)	(520)	(10,303)
Class R4	—	—	(167)	(3,437)
Class R6	(58,979)	(1,062,973)	(60,010)	(1,201,739)
	(1,082,707)	$(20,117,131)	(885,031)	$(17,792,963)

35

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/28/19		Year ended 8/31/18

	Shares	Amount	Shares	Amount
Net change
Class A	67,502	$1,146,409	113,329	$2,268,043
Class B	20,961	336,558	36,936	722,642
Class C	(12,418)	(263,506)	(60,523)	(1,188,430)
Class I	(527,947)	(10,295,430)	369,129	7,277,637
Class R1	2,052	35,807	112	2,035
Class R2	1,839	30,321	3,699	75,770
Class R3	1,072	17,856	431	8,455
Class R4	409	6,720	101	1,905
Class R6	464,313	8,312,943	44,320	890,421
	17,783	$(672,322)	507,534	$10,058,478

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Bank Funding rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Bank Funding rate plus an agreed upon spread. For the six months ended February 28, 2019, the fund’s commitment fee and interest expense were $148 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

36

Notes to Financial Statements (unaudited) – continued

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		980,690	11,835,275	(11,623,039)	1,192,926

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$225	$(102)	$—	$9,870	$1,192,926

37

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

38

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

Semiannual Report

February 28, 2019

     MFS® Mid Cap Growth Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

OTC-SEM

MFS® Mid Cap Growth Fund

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Markets experienced a bout of volatility in late 2018 as a result of higher interest rates, international trade friction and geopolitical uncertainty surrounding issues such as

Brexit. But concern over those issues dissipated in the early months of 2019 due to a more dovish posture by the U.S. Federal Reserve, progress toward a trade pact between the United States and China, and a consensus forming in the British Parliament against a no-deal Brexit. Over the past year, U.S. equities have outperformed their global peers due in part to fiscal stimulus undertaken in late 2017 and early 2019, which helped maintain healthy levels of U.S. economic output against a backdrop of slowing global growth, though returns, on average, have been modest.

Globally, inflation remains largely subdued thanks in part to stable oil prices, though tight labor markets are keeping investors on the lookout for its potential reappearance. Rising incomes in many developed and emerging markets are supportive of gains in consumption, though a challenging backdrop for global trade has weighed on manufacturing in most regions. Should the U.S. and China reach a comprehensive trade agreement, sentiment could improve later this year.

As a global investment manager with nearly a century of expertise, MFS® firmly believes active risk management offers downside mitigation and may help improve investment outcomes. We built our active investment platform with this belief in mind. Our long-term perspective influences nearly every aspect of our business, ensuring that our investment decisions align with the investing time horizons of our clients.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

April 16, 2019

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Bright Horizons Family Solutions, Inc.	3.4%
PerkinElmer, Inc.	2.9%
Global Payments, Inc.	2.3%
AMETEK, Inc.	2.2%
Verisk Analytics, Inc., “A”	2.1%
Cadence Design Systems, Inc.	2.0%
Roper Industries, Inc.	2.0%
Steris PLC	1.9%
Fiserv, Inc.	1.9%
Autodesk, Inc.	1.9%

GICS equity sectors
Information Technology	29.4%
Industrials	18.9%
Health Care	15.6%
Consumer Discretionary	14.6%
Financials	7.0%
Communication Services	4.3%
Materials	4.1%
Real Estate	2.9%
Energy	0.9%
Consumer Staples	0.6%

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS.

Percentages are based on net assets as of February 28, 2019.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

September 1, 2018 through February 28, 2019

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2018 through February 28, 2019.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 9/01/18	Ending Account Value 2/28/19	Expenses Paid During Period (p) 9/01/18-2/28/19
A	Actual	1.12%	$1,000.00	$973.10	$5.48
	Hypothetical (h)	1.12%	$1,000.00	$1,019.24	$5.61
B	Actual	1.87%	$1,000.00	$968.76	$9.13
	Hypothetical (h)	1.87%	$1,000.00	$1,015.52	$9.35
C	Actual	1.88%	$1,000.00	$969.75	$9.18
	Hypothetical (h)	1.88%	$1,000.00	$1,015.47	$9.39
I	Actual	0.87%	$1,000.00	$974.12	$4.26
	Hypothetical (h)	0.87%	$1,000.00	$1,020.48	$4.36
R1	Actual	1.88%	$1,000.00	$969.23	$9.18
	Hypothetical (h)	1.88%	$1,000.00	$1,015.47	$9.39
R2	Actual	1.38%	$1,000.00	$971.45	$6.75
	Hypothetical (h)	1.38%	$1,000.00	$1,017.95	$6.90
R3	Actual	1.12%	$1,000.00	$972.93	$5.48
	Hypothetical (h)	1.12%	$1,000.00	$1,019.24	$5.61
R4	Actual	0.87%	$1,000.00	$974.53	$4.26
	Hypothetical (h)	0.87%	$1,000.00	$1,020.48	$4.36
R6	Actual	0.77%	$1,000.00	$974.78	$3.77
	Hypothetical (h)	0.77%	$1,000.00	$1,020.98	$3.86
529A	Actual	1.14%	$1,000.00	$972.84	$5.58
	Hypothetical (h)	1.14%	$1,000.00	$1,019.14	$5.71
529B	Actual	1.93%	$1,000.00	$969.29	$9.42
	Hypothetical (h)	1.93%	$1,000.00	$1,015.22	$9.64
529C	Actual	1.91%	$1,000.00	$968.98	$9.32
	Hypothetical (h)	1.91%	$1,000.00	$1,015.32	$9.54

(h)	5% class return per year before expenses.
(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class 529A and Class 529C shares, this rebate reduced the expense ratios above by 0.04% and 0.01%, respectively. See Note 3 in the Notes to Financial Statements for additional information.

Expense Table – continued

Changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios, the actual expenses paid during the period, and the hypothetical expenses paid during the period would have been approximately 1.10%, $5.38, and $5.51 for Class A, 1.84%, $8.98, and $9.20 for Class B, 1.85%, $9.04, and $9.25 for Class C, 0.85%, $4.16, and $4.26 for Class I, 1.85%, $9.03, and $9.25 for Class R1, 1.35%, $6.60, and $6.76 for Class R2, 1.10%, $5.38, and $5.51 for Class R3, 0.85%, $4.16, and $4.26 for Class R4, 0.74%, $3.62, and $3.71 for Class R6, 1.11%, $5.43, and $5.56 for Class 529A, 1.90%, $9.28, and $9.49 for Class 529B, and 1.89%, $9.23, and $9.44 for Class 529C, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

2/28/19 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.3%

Issuer	Shares/Par	Value ($)
Aerospace - 3.6%
FLIR Systems, Inc.	925,741	$47,629,375
Harris Corp.	429,168	70,782,678
TransDigm Group, Inc. (a)	96,604	41,934,830

		$160,346,883
Alcoholic Beverages - 0.4%
Constellation Brands, Inc., “A”	102,545	$17,346,512

Automotive - 2.4%
Copart, Inc. (a)	1,366,377	$80,165,338
WABCO Holdings, Inc. (a)	197,747	27,196,145

		$107,361,483
Biotechnology - 2.3%
Biomarin Pharmaceutical, Inc. (a)	406,956	$37,952,717
Bio-Techne Corp.	325,296	63,074,894

		$101,027,611
Broadcasting - 0.8%
Netflix, Inc. (a)	100,296	$35,915,998

Brokerage & Asset Managers - 3.1%
Apollo Global Management LLC, “A”	956,104	$28,013,847
E*TRADE Financial Corp.	567,283	27,791,194
NASDAQ, Inc.	881,624	80,730,310

		$136,535,351
Business Services - 16.5%
CoStar Group, Inc. (a)	105,736	$48,377,392
Fidelity National Information Services, Inc.	416,731	45,069,458
Fiserv, Inc. (a)	996,130	84,362,250
FleetCor Technologies, Inc. (a)	250,474	58,430,575
Global Payments, Inc.	783,069	102,096,536
MSCI, Inc.	351,019	64,840,230
Total System Services, Inc.	695,185	65,625,464
TransUnion	1,014,276	65,481,659
Tyler Technologies, Inc. (a)	164,693	33,727,479
Verisk Analytics, Inc., “A”	724,773	91,633,050
Worldpay, Inc. (a)	695,649	66,643,174

		$726,287,267

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Cable TV - 0.6%
Altice USA, Inc.	1,130,432	$24,654,722

Chemicals - 1.0%
Ingevity Corp. (a)	393,254	$45,310,726

Computer Software - 6.3%
Autodesk, Inc. (a)	503,553	$82,084,175
Cadence Design Systems, Inc. (a)	1,573,672	90,092,722
Covetrus, Inc. (a)	101,769	3,641,295
DocuSign, Inc. (a)	167,486	9,236,853
PTC, Inc. (a)	733,875	68,118,277
Ultimate Software Group, Inc. (a)	70,960	23,523,240

		$276,696,562
Computer Software - Systems - 6.2%
Constellation Software, Inc.	22,619	$19,315,057
Guidewire Software, Inc. (a)	395,210	36,256,565
NICE Systems Ltd., ADR (a)	395,600	46,558,164
Pluralsight, Inc., “A” (a)	232,370	7,554,349
ServiceNow, Inc. (a)	308,689	73,912,494
Square, Inc., “A” (a)	409,276	33,249,582
SS&C Technologies Holdings, Inc.	948,550	58,411,709

		$275,257,920
Construction - 3.0%
Lennox International, Inc.	221,351	$54,286,333
Pool Corp.	165,701	26,435,937
Vulcan Materials Co.	449,032	50,049,107

		$130,771,377
Consumer Products - 0.3%
Scotts Miracle-Gro Co.	153,850	$12,600,315

Consumer Services - 3.4%
Bright Horizons Family Solutions, Inc. (a)	1,218,866	$151,139,384

Containers - 0.4%
CCL Industries, Inc.	421,703	$17,227,671

Electrical Equipment - 5.7%
AMETEK, Inc.	1,194,415	$95,051,546
Amphenol Corp., “A”	684,483	64,320,867
Littlefuse, Inc.	189,108	36,514,864
Mettler-Toledo International, Inc. (a)	80,466	54,790,104

		$250,677,381

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Electronics - 2.1%
Monolithic Power Systems, Inc.	492,692	$66,074,924
Silicon Laboratories, Inc. (a)	353,054	28,604,435

		$94,679,359
Energy - Independent - 0.9%
Concho Resources, Inc.	98,290	$10,811,900
Diamondback Energy, Inc.	190,724	19,631,221
Parsley Energy, Inc., “A” (a)	544,240	9,872,514

		$40,315,635
Entertainment - 0.2%
Six Flags Entertainment Corp.	154,402	$8,601,735

Food & Beverages - 0.8%
Chr. Hansen Holding A.S.	354,997	$36,163,491

Gaming & Lodging - 1.4%
MGM Resorts International	956,622	$25,589,639
Paddy Power Betfair PLC	121,962	9,754,387
Vail Resorts, Inc.	83,331	17,365,347
Wynn Resorts Ltd.	68,852	8,712,532

		$61,421,905
General Merchandise - 2.7%
Dollar Tree, Inc. (a)	524,297	$50,505,530
Five Below, Inc. (a)	554,125	66,688,944

		$117,194,474
Insurance - 1.6%
Aon PLC	398,845	$68,413,883

Internet - 2.2%
IAC/InterActiveCorp (a)	226,060	$48,162,083
LogMeIn, Inc.	218,057	17,322,448
Match Group, Inc.	241,011	13,347,189
Wix.com Ltd. (a)	149,156	16,295,293

		$95,127,013
Leisure & Toys - 1.9%
Electronic Arts, Inc. (a)	394,493	$37,784,539
Take-Two Interactive Software, Inc. (a)	508,088	44,335,759

		$82,120,298

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Machinery & Tools - 2.7%
IDEX Corp.	151,648	$21,852,477
Roper Technologies, Inc.	272,030	88,042,510
Xylem, Inc.	119,715	9,044,468

		$118,939,455
Medical & Health Technology & Services - 1.6%
Henry Schein, Inc. (a)	254,425	$15,087,402
ICON PLC (a)	386,419	54,090,932

		$69,178,334
Medical Equipment - 9.7%
Abiomed, Inc. (a)	40,971	$13,704,799
Align Technology, Inc. (a)	72,383	18,745,025
Cooper Cos., Inc.	173,294	49,560,351
DexCom, Inc. (a)	182,642	25,447,510
Edwards Lifesciences Corp. (a)	199,599	33,790,115
Integra LifeSciences Holdings Corp. (a)	243,163	13,395,850
PerkinElmer, Inc.	1,337,810	125,968,190
QIAGEN N.V. (a)	997,521	38,334,732
STERIS PLC	706,112	85,411,308
West Pharmaceutical Services, Inc.	220,946	23,144,093

		$427,501,973
Other Banks & Diversified Financials - 0.8%
First Republic Bank	351,927	$36,945,296

Pharmaceuticals - 0.7%
Elanco Animal Health, Inc. (a)(l)	994,074	$30,060,798

Printing & Publishing - 1.7%
IHS Markit Ltd. (a)	1,423,770	$75,701,851

Railroad & Shipping - 1.4%
Kansas City Southern Co.	553,488	$60,130,936

Real Estate - 1.3%
Extra Space Storage, Inc., REIT	613,849	$58,892,673

Restaurants - 2.7%
Aramark	280,394	$8,495,938
Chipotle Mexican Grill, Inc., “A” (a)	83,894	50,968,122
Domino’s Pizza, Inc.	96,982	24,336,663
Dunkin Brands Group, Inc.	469,521	33,547,276

		$117,347,999

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Specialty Chemicals - 0.4%
Axalta Coating Systems Ltd. (a)	666,230	$17,808,328

Specialty Stores - 3.9%
BJ’s Wholesale Club Holdings, Inc. (a)	436,841	$11,060,814
Lululemon Athletica, Inc. (a)	253,221	38,089,503
O’Reilly Automotive, Inc. (a)	121,431	45,167,475
Ross Stores, Inc.	341,160	32,352,203
Tractor Supply Co.	492,262	46,937,181

		$173,607,176
Telecommunications - Wireless - 1.6%
SBA Communications Corp., REIT (a)	378,613	$68,362,363
Total Common Stocks (Identified Cost, $3,206,280,550)		$4,327,672,138

Investment Companies (h) - 2.5%
Money Market Funds - 2.5%
MFS Institutional Money Market Portfolio, 2.49% (v) (Identified Cost, $112,332,208)	112,342,956	$112,342,956

Collateral for Securities Loaned - 0.4%
JPMorgan U.S. Government Money Market Fund, 2.31% (j) (Identified Cost, $17,789,597)	17,789,597	$17,789,597

Other Assets, Less Liabilities - (1.2)%		(54,924,664)
Net Assets - 100.0%		$4,402,880,027

(a)	Non-income producing security.
(h)

An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $112,342,956 and $4,345,461,735, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)

Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/28/19 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value, including $17,679,332 of securities on loan (identified cost, $3,224,070,147)	$4,345,461,735
Investments in affiliated issuers, at value (identified cost, $112,332,208)	112,342,956
Cash	79,303
Receivables for
Investments sold	25,944,302
Fund shares sold	14,402,690
Interest and dividends	2,170,719
Other assets	13,045
Total assets	$4,500,414,750

Liabilities
Payables for
Investments purchased	$75,047,868
Fund shares reacquired	3,553,157
Collateral for securities loaned, at value	17,789,597
Payable to affiliates
Investment adviser	166,917
Shareholder servicing costs	910,591
Distribution and service fees	16,352
Program manager fees	29
Payable for independent Trustees’ compensation	793
Accrued expenses and other liabilities	49,419
Total liabilities	$97,534,723
Net assets	$4,402,880,027

Net assets consist of
Paid-in capital	$3,339,115,233
Total distributable earnings (loss)	1,063,764,794
Net assets	$4,402,880,027
Shares of beneficial interest outstanding	236,499,918

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$866,160,348	48,554,386	$17.84
Class B	17,492,113	1,197,649	14.61
Class C	60,017,641	4,241,939	14.15
Class I	738,533,869	38,966,710	18.95
Class R1	3,292,200	226,526	14.53
Class R2	8,787,251	524,121	16.77
Class R3	145,097,209	8,186,177	17.72
Class R4	86,228,609	4,659,491	18.51
Class R6	2,466,739,613	129,297,876	19.08
Class 529A	8,051,353	465,704	17.29
Class 529B	326,564	22,954	14.23
Class 529C	2,153,257	156,385	13.77

(a)

Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $18.93 [100 / 94.25 x $17.84] and $18.34 [100 / 94.25 x $17.29], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R6, and 529A.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/28/19 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Dividends	$11,109,024
Dividends from affiliated issuers	1,146,910
Income on securities loaned	123,594
Other	68,478
Foreign taxes withheld	(63,472)
Total investment income	$12,384,534
Expenses
Management fee	$12,713,713
Distribution and service fees	1,513,175
Shareholder servicing costs	1,586,621
Program manager fees	2,401
Administrative services fee	245,856
Independent Trustees’ compensation	12,784
Custodian fee	92,670
Shareholder communications	96,619
Audit and tax fees	28,436
Legal fees	12,564
Miscellaneous	198,415
Total expenses	$16,503,254
Fees paid indirectly	(1,643)
Reduction of expenses by investment adviser and distributor	(193,976)
Net expenses	$16,307,635
Net investment income (loss)	$(3,923,101)

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$10,716,848
Affiliated issuers	(6,444)
Foreign currency	10,107
Net realized gain (loss)	$10,720,511
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(41,932,545)
Affiliated issuers	(1,318)
Translation of assets and liabilities in foreign currencies	(8,694)
Net unrealized gain (loss)	$(41,942,557)
Net realized and unrealized gain (loss)	$(31,222,046)
Change in net assets from operations	$(35,145,147)

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/28/19 (unaudited)	Year ended 8/31/18

From operations
Net investment income (loss)	$(3,923,101)	$(9,156,646)
Net realized gain (loss)	10,720,511	283,404,328
Net unrealized gain (loss)	(41,942,557)	423,688,111
Change in net assets from operations	$(35,145,147)	$697,935,793
Total distributions to shareholders (a)	$(147,690,129)	$(200,632,417)
Change in net assets from fund share transactions	$1,170,659,185	$578,316,924
Total change in net assets	$987,823,909	$1,075,620,300

Net assets
At beginning of period	3,415,056,118	2,339,435,818
At end of period (b)	$4,402,880,027	$3,415,056,118

(a)

Distributions from net investment income and from net realized gain are no longer required to be separately disclosed. See Note 2. For the year ended August 31, 2018, distributions from net realized gain were $200,632,417.

(b)

Parenthetical disclosure of accumulated net investment loss is no longer required. See Note 2. For the year ended August 31, 2018, end of period net assets included accumulated net investment loss of $30,806.

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/28/19		Year ended
Class A			8/31/18	8/31/17		8/31/16	8/31/15	8/31/14
	(unaudited)
Net asset value, beginning of period	$19.16		$16.34	$14.82		$14.40	$14.41	$11.86

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)		$(0.09)	$(0.06	)(c)	$(0.06)	$(0.10)	$(0.09)
Net realized and unrealized gain (loss)	(0.55)		4.32	2.36		0.88	1.07	2.64
Total from investment operations	$(0.59)		$4.23	$2.30		$0.82	$0.97	$2.55

Less distributions declared to shareholders
From net realized gain	$(0.73)		$(1.41)	$(0.78)		$(0.40)	$(0.98)	$—
Net asset value, end of period (x)	$17.84		$19.16	$16.34		$14.82	$14.40	$14.41
Total return (%) (r)(s)(t)(x)	(2.69	)(n)	27.69	16.44	(c)	5.87	7.36	21.50

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.14	(a)	1.17	1.22	(c)	1.26	1.24	1.22
Expenses after expense reductions (f)	1.12	(a)	1.16	1.20	(c)	1.22	1.21	1.19
Net investment income (loss)	(0.44	)(a)	(0.55)	(0.42	)(c)	(0.45)	(0.72)	(0.69)
Portfolio turnover	11	(n)	33	30		43	37	59
Net assets at end of period (000 omitted)	$866,160		$824,847	$572,338		$454,881	$295,230	$255,308

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/19		Year ended
Class B			8/31/18	8/31/17		8/31/16	8/31/15	8/31/14
	(unaudited)
Net asset value, beginning of period	$15.90		$13.88	$12.80		$12.58	$12.81	$10.61

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.08)		$(0.19)	$(0.15	)(c)	$(0.15)	$(0.19)	$(0.17)
Net realized and unrealized gain (loss)	(0.48)		3.62	2.01		0.77	0.94	2.37
Total from investment operations	$(0.56)		$3.43	$1.86		$0.62	$0.75	$2.20

Less distributions declared to shareholders
From net realized gain	$(0.73)		$(1.41)	$(0.78)		$(0.40)	$(0.98)	$—
Net asset value, end of period (x)	$14.61		$15.90	$13.88		$12.80	$12.58	$12.81
Total return (%) (r)(s)(t)(x)	(3.06	)(n)	26.77	15.56	(c)	5.11	6.51	20.74

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.89	(a)	1.92	1.97	(c)	2.00	1.99	1.97
Expenses after expense reductions (f)	1.87	(a)	1.91	1.95	(c)	1.97	1.96	1.94
Net investment income (loss)	(1.19	)(a)	(1.30)	(1.16	)(c)	(1.24)	(1.47)	(1.44)
Portfolio turnover	11	(n)	33	30		43	37	59
Net assets at end of period (000 omitted)	$17,492		$19,329	$16,326		$17,978	$17,415	$18,061

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/19		Year ended
Class C			8/31/18	8/31/17		8/31/16	8/31/15	8/31/14
	(unaudited)
Net asset value, beginning of period	$15.42		$13.50	$12.48		$12.27	$12.52	$10.38

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.08)		$(0.18)	$(0.15	)(c)	$(0.14)	$(0.18)	$(0.17)
Net realized and unrealized gain (loss)	(0.46)		3.51	1.95		0.75	0.91	2.31
Total from investment operations	$(0.54)		$3.33	$1.80		$0.61	$0.73	$2.14

Less distributions declared to shareholders
From net realized gain	$(0.73)		$(1.41)	$(0.78)		$(0.40)	$(0.98)	$—
Net asset value, end of period (x)	$14.15		$15.42	$13.50		$12.48	$12.27	$12.52
Total return (%) (r)(s)(t)(x)	(3.02	)(n)	26.77	15.48	(c)	5.16	6.50	20.62

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.89	(a)	1.92	1.97	(c)	2.00	1.99	1.97
Expenses after expense reductions (f)	1.88	(a)	1.91	1.95	(c)	1.97	1.96	1.94
Net investment income (loss)	(1.20	)(a)	(1.30)	(1.17	)(c)	(1.22)	(1.47)	(1.43)
Portfolio turnover	11	(n)	33	30		43	37	59
Net assets at end of period (000 omitted)	$60,018		$54,080	$58,623		$53,862	$42,806	$38,341

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/19		Year ended
Class I			8/31/18	8/31/17		8/31/16		8/31/15	8/31/14
	(unaudited)
Net asset value, beginning of period	$20.28		$17.17	$15.50		$15.00		$14.94	$12.26

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$(0.06)	$(0.03	)(c)	$(0.00	)(w)	$(0.07)	$(0.06)
Net realized and unrealized gain (loss)	(0.58)		4.58	2.48		0.90		1.11	2.74
Total from investment operations	$(0.60)		$4.52	$2.45		$0.90		$1.04	$2.68

Less distributions declared to shareholders
From net realized gain	$(0.73)		$(1.41)	$(0.78)		$(0.40)		$(0.98)	$—
Net asset value, end of period (x)	$18.95		$20.28	$17.17		$15.50		$15.00	$14.94
Total return (%) (r)(s)(t)(x)	(2.59	)(n)	28.05	16.70	(c)	6.17		7.57	21.86

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.88	(a)	0.92	0.97	(c)	1.02		1.00	0.97
Expenses after expense reductions (f)	0.87	(a)	0.91	0.96	(c)	0.99		0.97	0.95
Net investment income (loss)	(0.20	)(a)	(0.30)	(0.18	)(c)	(0.01)		(0.47)	(0.44)
Portfolio turnover	11	(n)	33	30		43		37	59
Net assets at end of period (000 omitted)	$738,534		$332,008	$100,858		$110,803		$26,931	$13,526

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/19		Year ended
Class R1			8/31/18	8/31/17		8/31/16	8/31/15	8/31/14
	(unaudited)
Net asset value, beginning of period	$15.82		$13.82	$12.75		$12.53	$12.76	$10.58

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.08)		$(0.19)	$(0.15	)(c)	$(0.15)	$(0.19)	$(0.17)
Net realized and unrealized gain (loss)	(0.48)		3.60	2.00		0.77	0.94	2.35
Total from investment operations	$(0.56)		$3.41	$1.85		$0.62	$0.75	$2.18

Less distributions declared to shareholders
From net realized gain	$(0.73)		$(1.41)	$(0.78)		$(0.40)	$(0.98)	$—
Net asset value, end of period (x)	$14.53		$15.82	$13.82		$12.75	$12.53	$12.76
Total return (%) (r)(s)(t)(x)	(3.08	)(n)	26.73	15.54	(c)	5.13	6.54	20.60

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.89	(a)	1.92	1.97	(c)	2.00	1.99	1.97
Expenses after expense reductions (f)	1.88	(a)	1.91	1.96	(c)	1.97	1.97	1.95
Net investment income (loss)	(1.19	)(a)	(1.30)	(1.17	)(c)	(1.25)	(1.47)	(1.44)
Portfolio turnover	11	(n)	33	30		43	37	59
Net assets at end of period (000 omitted)	$3,292		$2,827	$2,348		$2,057	$2,288	$2,238

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/19		Year ended
Class R2			8/31/18	8/31/17		8/31/16	8/31/15	8/31/14
	(unaudited)
Net asset value, beginning of period	$18.08		$15.53	$14.16		$13.80	$13.89	$11.46

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.06)		$(0.13)	$(0.10	)(c)	$(0.10)	$(0.14)	$(0.12)
Net realized and unrealized gain (loss)	(0.52)		4.09	2.25		0.86	1.03	2.55
Total from investment operations	$(0.58)		$3.96	$2.15		$0.76	$0.89	$2.43

Less distributions declared to shareholders
From net realized gain	$(0.73)		$(1.41)	$(0.78)		$(0.40)	$(0.98)	$—
Net asset value, end of period (x)	$16.77		$18.08	$15.53		$14.16	$13.80	$13.89
Total return (%) (r)(s)(t)(x)	(2.80	)(n)	27.37	16.14	(c)	5.68	7.04	21.20

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.39	(a)	1.42	1.47	(c)	1.50	1.49	1.47
Expenses after expense reductions (f)	1.38	(a)	1.41	1.46	(c)	1.47	1.47	1.45
Net investment income (loss)	(0.70	)(a)	(0.80)	(0.67	)(c)	(0.73)	(0.97)	(0.94)
Portfolio turnover	11	(n)	33	30		43	37	59
Net assets at end of period (000 omitted)	$8,787		$9,069	$6,681		$5,651	$4,598	$4,473

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/19		Year ended
Class R3			8/31/18	8/31/17		8/31/16	8/31/15	8/31/14
	(unaudited)
Net asset value, beginning of period	$19.04		$16.24	$14.74		$14.32	$14.34	$11.80

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)		$(0.09)	$(0.07	)(c)	$(0.06)	$(0.10)	$(0.10)
Net realized and unrealized gain (loss)	(0.55)		4.30	2.35		0.88	1.06	2.64
Total from investment operations	$(0.59)		$4.21	$2.28		$0.82	$0.96	$2.54

Less distributions declared to shareholders
From net realized gain	$(0.73)		$(1.41)	$(0.78)		$(0.40)	$(0.98)	$—
Net asset value, end of period (x)	$17.72		$19.04	$16.24		$14.74	$14.32	$14.34
Total return (%) (r)(s)(t)(x)	(2.71	)(n)	27.73	16.39	(c)	5.90	7.32	21.53

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.13	(a)	1.17	1.22	(c)	1.26	1.25	1.22
Expenses after expense reductions (f)	1.12	(a)	1.16	1.21	(c)	1.23	1.22	1.20
Net investment income (loss)	(0.44	)(a)	(0.55)	(0.44	)(c)	(0.42)	(0.72)	(0.74)
Portfolio turnover	11	(n)	33	30		43	37	59
Net assets at end of period (000 omitted)	$145,097		$95,010	$32,496		$14,836	$8,440	$3,680

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/19		Year ended
Class R4			8/31/18	8/31/17		8/31/16	8/31/15	8/31/14
	(unaudited)
Net asset value, beginning of period	$19.82		$16.82	$15.20		$14.72	$14.67	$12.04

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$(0.05)	$(0.03	)(c)	$(0.02)	$(0.07)	$(0.06)
Net realized and unrealized gain (loss)	(0.56)		4.46	2.43		0.90	1.10	2.69
Total from investment operations	$(0.58)		$4.41	$2.40		$0.88	$1.03	$2.63

Less distributions declared to shareholders
From net realized gain	$(0.73)		$(1.41)	$(0.78)		$(0.40)	$(0.98)	$—
Net asset value, end of period (x)	$18.51		$19.82	$16.82		$15.20	$14.72	$14.67
Total return (%) (r)(s)(t)(x)	(2.55	)(n)	27.98	16.70	(c)	6.15	7.65	21.84

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.88	(a)	0.92	0.97	(c)	1.01	1.00	0.97
Expenses after expense reductions (f)	0.87	(a)	0.91	0.96	(c)	0.98	0.98	0.95
Net investment income (loss)	(0.19	)(a)	(0.30)	(0.18	)(c)	(0.17)	(0.47)	(0.44)
Portfolio turnover	11	(n)	33	30		43	37	59
Net assets at end of period (000 omitted)	$86,229		$54,141	$22,346		$13,883	$2,322	$422

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/19		Year ended
Class R6			8/31/18	8/31/17		8/31/16	8/31/15	8/31/14
	(unaudited)
Net asset value, beginning of period	$20.40		$17.25	$15.55		$15.03	$14.96	$12.27

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$(0.04)	$(0.01	)(c)	$(0.02)	$(0.06)	$(0.05)
Net realized and unrealized gain (loss)	(0.58)		4.60	2.49		0.94	1.11	2.74
Total from investment operations	$(0.59)		$4.56	$2.48		$0.92	$1.05	$2.69

Less distributions declared to shareholders
From net realized gain	$(0.73)		$(1.41)	$(0.78)		$(0.40)	$(0.98)	$—
Net asset value, end of period (x)	$19.08		$20.40	$17.25		$15.55	$15.03	$14.96
Total return (%) (r)(s)(t)(x)	(2.52	)(n)	28.17	16.84	(c)	6.29	7.63	21.92

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.78	(a)	0.81	0.86	(c)	0.90	0.91	0.91
Expenses after expense reductions (f)	0.77	(a)	0.81	0.84	(c)	0.87	0.89	0.89
Net investment income (loss)	(0.08	)(a)	(0.19)	(0.05	)(c)	(0.14)	(0.39)	(0.38)
Portfolio turnover	11	(n)	33	30		43	37	59
Net assets at end of period (000 omitted)	$2,466,740		$2,013,624	$1,520,339		$1,330,139	$1,329,257	$1,331,244

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/19		Year ended
Class 529A			8/31/18	8/31/17		8/31/16	8/31/15	8/31/14
	(unaudited)
Net asset value, beginning of period	$18.60		$15.90	$14.45		$14.04	$14.08	$11.59

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)		$(0.09)	$(0.06	)(c)	$(0.07)	$(0.10)	$(0.09)
Net realized and unrealized gain (loss)	(0.54)		4.20	2.29		0.88	1.04	2.58
Total from investment operations	$(0.58)		$4.11	$2.23		$0.81	$0.94	$2.49

Less distributions declared to shareholders
From net realized gain	$(0.73)		$(1.41)	$(0.78)		$(0.40)	$(0.98)	$—
Net asset value, end of period (x)	$17.29		$18.60	$15.90		$14.45	$14.04	$14.08
Total return (%) (r)(s)(t)(x)	(2.72	)(n)	27.70	16.38	(c)	5.95	7.31	21.48

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.19	(a)	1.23	1.32	(c)	1.35	1.34	1.32
Expenses after expense reductions (f)	1.14	(a)	1.18	1.21	(c)	1.23	1.21	1.19
Net investment income (loss)	(0.46	)(a)	(0.56)	(0.43	)(c)	(0.48)	(0.72)	(0.69)
Portfolio turnover	11	(n)	33	30		43	37	59
Net assets at end of period (000 omitted)	$8,051		$7,582	$4,916		$3,890	$3,159	$2,434

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/19		Year ended
Class 529B			8/31/18	8/31/17		8/31/16	8/31/15	8/31/14
	(unaudited)
Net asset value, beginning of period	$15.51		$13.58	$12.55		$12.34	$12.59	$10.44

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.09)		$(0.19)	$(0.15	)(c)	$(0.15)	$(0.19)	$(0.18)
Net realized and unrealized gain (loss)	(0.46)		3.53	1.96		0.76	0.92	2.33
Total from investment operations	$(0.55)		$3.34	$1.81		$0.61	$0.73	$2.15

Less distributions declared to shareholders
From net realized gain	$(0.73)		$(1.41)	$(0.78)		$(0.40)	$(0.98)	$—
Net asset value, end of period (x)	$14.23		$15.51	$13.58		$12.55	$12.34	$12.59
Total return (%) (r)(s)(t)(x)	(3.07	)(n)	26.69	15.47	(c)	5.13	6.46	20.59

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.94	(a)	1.98	2.07	(c)	2.11	2.09	2.07
Expenses after expense reductions (f)	1.93	(a)	1.96	2.00	(c)	2.02	2.02	2.00
Net investment income (loss)	(1.24	)(a)	(1.35)	(1.23	)(c)	(1.26)	(1.52)	(1.49)
Portfolio turnover	11	(n)	33	30		43	37	59
Net assets at end of period (000 omitted)	$327		$304	$210		$209	$347	$331

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 2/28/19		Year ended
Class 529C			8/31/18	8/31/17		8/31/16	8/31/15	8/31/14
	(unaudited)
Net asset value, beginning of period	$15.04		$13.20	$12.22		$12.03	$12.30	$10.20

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.08)		$(0.18)	$(0.15	)(c)	$(0.15)	$(0.19)	$(0.17)
Net realized and unrealized gain (loss)	(0.46)		3.43	1.91		0.74	0.90	2.27
Total from investment operations	$(0.54)		$3.25	$1.76		$0.59	$0.71	$2.10

Less distributions declared to shareholders
From net realized gain	$(0.73)		$(1.41)	$(0.78)		$(0.40)	$(0.98)	$—
Net asset value, end of period (x)	$13.77		$15.04	$13.20		$12.22	$12.03	$12.30
Total return (%) (r)(s)(t)(x)	(3.10	)(n)	26.78	15.48	(c)	5.09	6.45	20.59

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.94	(a)	1.99	2.07	(c)	2.10	2.10	2.07
Expenses after expense reductions (f)	1.91	(a)	1.95	1.99	(c)	2.01	2.01	1.99
Net investment income (loss)	(1.23	)(a)	(1.34)	(1.21	)(c)	(1.27)	(1.52)	(1.49)
Portfolio turnover	11	(n)	33	30		43	37	59
Net assets at end of period (000 omitted)	$2,153		$2,236	$1,955		$1,641	$1,391	$953

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)

The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Mid Cap Growth Fund (the fund) is a diversified series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In August 2018, the Securities and Exchange Commission (SEC) released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. Effective with the current reporting period, the fund adopted the Final Rule with the impacts being that the fund is no longer required to present the components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid

Notes to Financial Statements (unaudited) – continued

quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of

Notes to Financial Statements (unaudited) – continued

input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2019 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$4,327,672,138	$—	$—	$4,327,672,138
Mutual Funds	130,132,553	—	—	130,132,553
Total	$4,457,804,691	$—	$—	$4,457,804,691

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the

Notes to Financial Statements (unaudited) – continued

fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $17,679,332. The fair value of the fund’s investment securities on loan and a related liability of $17,789,597 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended February 28, 2019, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain

Notes to Financial Statements (unaudited) – continued

tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses, wash sale loss deferrals, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 8/31/18
Ordinary income (including any short-term capital gains)	$2,072,730
Long-term capital gains	198,559,687
Total distributions	$200,632,417

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/19

Cost of investments	$3,337,752,473
Gross appreciation	1,140,702,822

Gross depreciation	(20,650,604)
Net unrealized appreciation (depreciation)	$1,120,052,218

As of 8/31/18

Undistributed long-term capital gain	84,636,223
Other temporary differences	(22,234)
Net unrealized appreciation (depreciation)	1,161,986,081

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. Class C and Class 529C shares will convert to Class A and Class 529A shares, respectively, approximately ten years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net realized gain

	Six months ended 2/28/19	Year ended 8/31/18
Class A	$32,483,357	$50,384,409
Class B	867,340	1,602,761
Class C	2,626,254	6,058,344
Class I	22,084,916	11,753,271
Class R1	148,603	218,273
Class R2	343,389	559,069
Class R3	4,573,131	3,724,124
Class R4	2,640,146	2,000,734
Class R6	81,483,319	123,661,112
Class 529A	310,572	442,551
Class 529B	15,636	21,794
Class 529C	113,466	205,975
Total	$147,690,129	$200,632,417

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.70%
In excess of $2.5 billion	0.65%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended February 28, 2019, this management fee reduction amounted to $180,483, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2019 was equivalent to an annual effective rate of 0.69% of the fund’s average daily net assets.

Notes to Financial Statements (unaudited) – continued

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes

A	B	C	I	R1	R2	R3	R4	R6	529A	529B	529C
1.30%	2.05%	2.05%	1.05%	2.05%	1.55%	1.30%	1.05%	0.95%	1.35%	2.10%	2.10%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2019. For the six months ended February 28, 2019, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $256,953 and $3,841 for the six months ended February 28, 2019, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$976,900
Class B	0.75%	0.25%	1.00%	1.00%	86,156
Class C	0.75%	0.25%	1.00%	1.00%	258,755
Class R1	0.75%	0.25%	1.00%	1.00%	14,437
Class R2	0.25%	0.25%	0.50%	0.50%	20,284
Class R3	—	0.25%	0.25%	0.25%	135,697
Class 529A	—	0.25%	0.25%	0.21%	9,023
Class 529B	0.75%	0.25%	1.00%	1.00%	1,483
Class 529C	0.75%	0.25%	1.00%	0.99%	10,440
Total Distribution and Service Fees					$1,513,175

(d)

In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

(e)

The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2019 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to

Notes to Financial Statements (unaudited) – continued

accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended February 28, 2019, this rebate amounted to $11,411, $458, $85, $1,400, and $139 for Class A, Class B, Class C, Class 529A, and Class 529C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2019, were as follows:

Amount
Class A	$10,535
Class B	7,772
Class C	3,648
Class 529B	—
Class 529C	74

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended February 28, 2019, were as follows:

Fee
Class 529A	$1,805
Class 529B	74
Class 529C	522

Total Program Manager Fees	$2,401

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 28, 2019, the fee was $142,711, which equated to 0.0078% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 28, 2019, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $962,179.

Notes to Financial Statements (unaudited) – continued

Under a Special Servicing Agreement among MFS, certain MFS funds which invest in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the period from September 1, 2018 through December 31, 2018, these costs for the fund amounted to $481,731 and are included in “Shareholder servicing costs” in the Statement of Operations. Effective January 1, 2019, the fund no longer participates in this agreement.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2019 was equivalent to an annual effective rate of 0.0135% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a net decrease in pension expense of $2,053 and the Retirement Deferral plan, which terminated on December 31, 2018, resulted in a net decrease in expense of $2,964. Both amounts are included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended February 28, 2019.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the

Notes to Financial Statements (unaudited) – continued

ISO Agreement. For the six months ended February 28, 2019, the fee paid by the fund under this agreement was $2,917 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended February 28, 2019, the fund engaged in purchase transactions pursuant to this policy, which amounted to $3,713,722.

The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended February 28, 2019, this reimbursement amounted to $68,384, which is included in “Other” income in the Statement of Operations.

(4) Portfolio Securities

For the six months ended February 28, 2019, purchases and sales of investments, other than short-term obligations, aggregated $1,428,315,250 and $392,615,300, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 2/28/19		Year ended 8/31/18

	Shares	Amount	Shares	Amount
Shares sold
Class A	8,241,406	$141,109,087	14,065,015	$242,799,954
Class B	106,362	1,522,811	252,682	3,660,395
Class C	1,152,458	15,558,302	1,103,666	15,578,907
Class I	25,750,247	484,549,449	12,660,264	231,521,443
Class R1	59,439	837,394	51,455	730,780
Class R2	154,189	2,487,677	187,019	3,037,589
Class R3	3,863,302	65,342,768	3,661,027	62,774,764
Class R4	2,112,527	36,870,189	1,672,898	29,803,783
Class R6	33,989,431	620,104,156	24,401,679	448,163,924
Class 529A	71,506	1,191,851	99,357	1,668,196
Class 529B	2,610	37,018	3,527	48,866
Class 529C	16,542	233,663	11,318	151,672
	75,520,019	$1,369,844,365	58,169,907	$1,039,940,273

Notes to Financial Statements (unaudited) – continued

	Six months ended 2/28/19		Year ended 8/31/18

	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	1,862,516	$29,949,263	2,914,331	$46,075,586
Class B	64,768	853,647	119,096	1,570,884
Class C	197,157	2,517,694	462,829	5,924,215
Class I	1,256,574	21,449,719	675,001	11,279,263
Class R1	11,326	148,603	16,624	218,273
Class R2	19,261	291,223	28,734	429,577
Class R3	286,358	4,573,131	236,889	3,723,888
Class R4	151,596	2,527,104	121,206	1,979,292
Class R6	4,554,939	78,253,843	7,226,495	121,332,844
Class 529A	19,934	310,572	28,831	442,551
Class 529B	1,218	15,636	1,693	21,794
Class 529C	9,128	113,466	16,374	204,347
	8,434,775	$141,003,901	11,848,103	$193,202,514

Shares reacquired
Class A	(4,598,117)	$(78,840,217)	(8,964,959)	$(152,775,799)
Class B	(189,482)	(2,629,791)	(332,429)	(4,761,028)
Class C	(613,738)	(8,262,125)	(2,401,544)	(33,170,587)
Class I	(4,409,585)	(78,033,978)	(2,838,466)	(51,579,752)
Class R1	(22,911)	(324,023)	(59,352)	(845,513)
Class R2	(150,936)	(2,509,059)	(144,478)	(2,342,100)
Class R3	(952,489)	(16,217,879)	(909,378)	(15,546,060)
Class R4	(335,947)	(5,942,418)	(391,644)	(6,976,696)
Class R6	(7,959,560)	(146,643,792)	(21,062,540)	(385,946,155)
Class 529A	(33,455)	(552,985)	(29,686)	(501,514)
Class 529B	(455)	(6,014)	(1,072)	(15,579)
Class 529C	(18,030)	(226,800)	(27,056)	(365,080)
	(19,284,705)	$(340,189,081)	(37,162,604)	$(654,825,863)

Net change
Class A	5,505,805	$92,218,133	8,014,387	$136,099,741
Class B	(18,352)	(253,333)	39,349	470,251
Class C	735,877	9,813,871	(835,049)	(11,667,465)
Class I	22,597,236	427,965,190	10,496,799	191,220,954
Class R1	47,854	661,974	8,727	103,540
Class R2	22,514	269,841	71,275	1,125,066
Class R3	3,197,171	53,698,020	2,988,538	50,952,592
Class R4	1,928,176	33,454,875	1,402,460	24,806,379
Class R6	30,584,810	551,714,207	10,565,634	183,550,613
Class 529A	57,985	949,438	98,502	1,609,233
Class 529B	3,373	46,640	4,148	55,081
Class 529C	7,640	120,329	636	(9,061)
	64,670,089	$1,170,659,185	32,855,406	$578,316,924

Notes to Financial Statements (unaudited) – continued

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

Effective June 1, 2019, purchases of the fund’s Class B and Class 529B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, and the MFS Conservative Allocation Fund were the owners of record of approximately 10%, 9%, 4%, and 3%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime Income Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, and the MFS Lifetime 2060 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Bank Funding rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Bank Funding rate plus an agreed upon spread. For the six months ended February 28, 2019, the fund’s commitment fee and interest expense were $9,405 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		77,771,037	874,186,434	(839,614,515)	112,342,956

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(6,444)	$(1,318)	$—	$1,146,910	$112,342,956

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

Semiannual Report

February 28, 2019

MFS® U.S. Government Money Market Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the complete reports will be made available on the fund’s Web site (funds.mfs.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you are already signed up to receive shareholder reports by email, you will not be affected by this change and you need not take any action. You may sign up to receive shareholder reports and other communications from the fund by email by contacting your financial intermediary (such as a broker-dealer or bank) or, if you hold your shares directly with the fund, by calling 1-800-225-2606 or by logging on to MFS Access at mfs.com.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. Contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you can call 1-800-225-2606 or send an email request to orderliterature@mfs.com to let the fund know that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the MFS fund complex if you invest directly.

MCM-SEM

MFS® U.S. Government Money Market Fund

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Markets experienced a bout of volatility in late 2018 as a result of higher interest rates, international trade friction and geopolitical uncertainty surrounding issues such as

Brexit. But concern over those issues dissipated in the early months of 2019 due to a more dovish posture by the U.S. Federal Reserve, progress toward a trade pact between the United States and China, and a consensus forming in the British Parliament against a no-deal Brexit. Over the past year, U.S. equities have outperformed their global peers due in part to fiscal stimulus undertaken in late 2017 and early 2019, which helped maintain healthy levels of U.S. economic output against a backdrop of slowing global growth, though returns, on average, have been modest.

Globally, inflation remains largely subdued thanks in part to stable oil prices, though tight labor markets are keeping investors on the lookout for its potential reappearance. Rising incomes in many developed and emerging markets are supportive of gains in consumption, though a challenging backdrop for global trade has weighed on manufacturing in most regions. Should the U.S. and China reach a comprehensive trade agreement, sentiment could improve later this year.

As a global investment manager with nearly a century of expertise, MFS® firmly believes active risk management offers downside mitigation and may help improve investment outcomes. We built our active investment platform with this belief in mind. Our long-term perspective influences nearly every aspect of our business, ensuring that our investment decisions align with the investing time horizons of our clients.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

April 16, 2019

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (u)

Composition including fixed income credit quality (a)(u)
A-1+	11.0%
A-1	88.7%
Other Assets Less Liabilities	0.3%

Maturity breakdown (u)
0 - 7 days	28.8%
8 - 29 days	26.7%
30 - 59 days	40.7%
60 - 89 days	3.5%
Other Assets Less Liabilities	0.3%

(a)

Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

(u)	For purposes of this presentation, accrued interest, where applicable, is included.

Percentages are based on net assets as of February 28, 2019.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, September 1, 2018 through February 28, 2019

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2018 through February 28, 2019.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line in the following table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

	Annualized Expense Ratio	Beginning Account Value 9/01/18	Ending Account Value 2/28/19	Expenses Paid During Period (p) 9/01/18-2/28/19
Actual	0.61%	$1,000.00	$1,008.11	$3.04
Hypothetical (h)	0.61%	$1,000.00	$1,021.77	$3.06

(h)	5% fund return per year before expenses.
(p)

“Expenses Paid During Period” are equal to the fund’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

4

PORTFOLIO OF INVESTMENTS

2/28/19 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

U.S. Government Agencies and Equivalents (y) - 93.4%

Issuer	Shares/Par	Value ($)
Fannie Mae, 2.338%, due 3/06/2019	$9,500,000	$9,496,965
Fannie Mae, 2.339%, due 3/12/2019	9,500,000	9,493,324
Fannie Mae, 2.339%, due 3/13/2019	1,500,000	1,498,850
Fannie Mae, 2.399%, due 3/26/2019	12,000,000	11,980,333
Fannie Mae, 2.384%, due 4/01/2019	18,907,000	18,868,821
Fannie Mae, 2.399%, due 4/08/2019	7,000,000	6,982,562
Fannie Mae, 2.4%, due 4/15/2019	1,500,000	1,495,575
Federal Farm Credit Bank, 2.437%, due 3/04/2019	3,250,000	3,249,353
Federal Farm Credit Bank, 2.432%, due 3/08/2019	11,400,000	11,394,702
Federal Farm Credit Bank, 2.411%, due 3/11/2019	8,200,000	8,194,602
Federal Farm Credit Bank, 2.401%, due 3/18/2019	14,000,000	13,984,398
Federal Farm Credit Bank, 2.432%, due 3/19/2019	300,000	299,641
Federal Farm Credit Bank, 2.401%, due 3/20/2019	7,000,000	6,991,281
Federal Farm Credit Bank, 2.423%, due 4/09/2019	4,200,000	4,189,171
Federal Farm Credit Bank, 2.444%, due 4/09/2019	12,500,000	12,467,500
Federal Home Loan Bank, 2.428%, due 3/01/2019	6,200,000	6,200,000
Federal Home Loan Bank, 2.374%, due 3/04/2019	8,095,000	8,093,422
Federal Home Loan Bank, 2.428%, due 3/13/2019	12,000,000	11,990,440
Federal Home Loan Bank, 2.365%, due 3/14/2019	3,350,000	3,347,181
Federal Home Loan Bank, 2.417%, due 3/21/2019	12,000,000	11,984,133
Federal Home Loan Bank, 2.42%, due 4/11/2019	6,000,000	5,983,668
Federal Home Loan Bank, 2.434%, due 4/11/2019	6,000,000	5,983,737
Federal Home Loan Bank, 2.447%, due 4/12/2019	12,000,000	11,966,330
Freddie Mac, 2.34%, due 3/05/2019	15,250,000	15,246,103
Freddie Mac, 2.383%, due 4/03/2019	12,700,000	12,672,759
Freddie Mac, 2.383%, due 4/04/2019	12,700,000	12,671,933
Freddie Mac, 2.395%, due 4/17/2019	2,450,000	2,442,483
Freddie Mac, 4.852%, due 4/17/2019	7,331,000	7,308,221
Freddie Mac, 2.438%, due 4/24/2019	6,400,000	6,377,056
Freddie Mac, 2.446%, due 5/13/2019	3,100,000	3,084,926
U.S. Treasury Bill, 2.426%, due 3/01/2019	9,100,000	9,100,000
U.S. Treasury Bill, 2.378%, due 3/05/2019	4,300,000	4,298,872
U.S. Treasury Bill, 2.36%, due 3/07/2019	100,000	99,961
U.S. Treasury Bill, 2.452%, due 4/02/2019	12,100,000	12,074,724
U.S. Treasury Bill, 2.435%, due 5/16/2019	7,400,000	7,362,585
Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$278,875,612

5

Portfolio of Investments (unaudited) – continued

Repurchase Agreements - 6.3%

Issuer	Shares/Par	Value ($)
Goldman Sachs Repurchase Agreement, 2.55%, dated 2/28/2019, due 3/01/2019, total to be received $13,926,986 (secured by U.S. Treasury and Federal Agency obligations valued at $14,204,520 in a jointly traded account)	$13,926,000	$13,926,000
JPMorgan Chase & Co. Repurchase Agreement, 2.6%, dated 2/28/2019, due 3/01/2019, total to be received $5,000,361 (secured by U.S. Treasury and Federal Agency obligations valued at $5,100,405 in a jointly traded account)	5,000,000	5,000,000
Total Repurchase Agreements, at Cost and Value		$18,926,000

Other Assets, Less Liabilities - 0.3%		926,841
Net Assets - 100.0%		$298,728,453

(y)	The rate shown represents an annualized yield at time of purchase.

See Notes to Financial Statements

6

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 2/28/19 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at cost and value	$297,801,612
Cash	159
Receivables for
Fund shares sold	2,241,462
Interest	1,347
Other assets	1,388
Total assets	$300,045,968

Liabilities
Payables for
Distributions	$65,074
Fund shares reacquired	1,151,571
Payable to affiliates
Investment adviser	6,653
Shareholder servicing costs	70,663
Payable for independent Trustees’ compensation	5,229
Accrued expenses and other liabilities	18,325
Total liabilities	$1,317,515
Net assets	$298,728,453

Net assets consist of
Paid-in capital	$298,449,427
Total distributable earnings (loss)	279,026
Net assets	$298,728,453
Shares of beneficial interest outstanding	298,728,404
Net asset value per share (net assets of $298,728,453 / 298,728,404 shares of beneficial interest outstanding)	$1.00
A contingent deferred sales charge may be imposed on redemptions.

See Notes to Financial Statements

7

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 2/28/19 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Interest	$3,222,974
Expenses
Management fee	$574,921
Shareholder servicing costs	206,877
Administrative services fee	24,365
Independent Trustees’ compensation	4,859
Custodian fee	7,099
Shareholder communications	7,135
Audit and tax fees	18,827
Legal fees	1,104
Miscellaneous	41,231
Total expenses	$886,418
Fees paid indirectly	(7,140)
Reduction of expenses by investment adviser	(14,234)
Net expenses	$865,044
Net investment income (loss)	$2,357,930
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$49
Change in net assets from operations	$2,357,979

See Notes to Financial Statements

8

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 2/28/19 (unaudited)	Year ended 8/31/18

From operations
Net investment income (loss)	$2,357,930	$2,304,629
Net realized gain (loss)	49	—
Change in net assets from operations	$2,357,979	$2,304,629
Total distributions to shareholders (a)	$(2,357,930)	$(2,304,629)
Change in net assets from fund share transactions	$34,358,261	$(43,803,377)
Contribution from adviser	$—	$582,494
Total change in net assets	$34,358,310	$(43,220,883)

Net assets
At beginning of period	264,370,143	307,591,026
At end of period (b)	$298,728,453	$264,370,143

(a)

Distributions from net investment income and from net realized gain are no longer required to be separately disclosed. See Note 2. For the year ended August 31, 2018, distributions from net investment income were $2,304,629.

(b)

Parenthetical disclosure of undistributed net investment income is no longer required. See Note 2. For the year ended August 31, 2018, end of period net assets included undistributed net investment income of $279,563.

See Notes to Financial Statements

9

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 2/28/19		Year ended
			8/31/18		8/31/17		8/31/16		8/31/15		8/31/14
	(unaudited)
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$0.01		$0.00	(c)(w)	$0.00		$0.00		$0.00
Net realized and unrealized gain (loss)	0.00	(w)	—		(0.00	)(w)	(0.00	)(w)	(0.00	)(w)	0.00	(w)
Total from investment operations	$0.01		$0.01		$0.00	(w)	$(0.00	)(w)	$(0.00	)(w)	$0.00	(w)

Less distributions declared to shareholders
From net investment income	$(0.01)		$(0.01)		$(0.00	)(w)	$—		$—		$—
Contribution from adviser	$—		$(0.00	)(w)	$—		$—		$—		$—
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (%) (r)(t)	0.81	(n)	0.83		0.17	(c)	0.00	(w)	0.00	(w)	0.00	(w)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.62	(a)	0.63		0.56	(c)	0.61		0.62		0.62
Expenses after expense reductions (f)	0.61	(a)	0.62		0.43	(c)	0.23		0.07		0.10
Net investment income (loss)	1.64	(a)	0.81		0.17	(c)	0.00		0.00		0.00
Net assets at end of period (000 omitted)	$298,728		$264,370		$307,591		$320,847		$371,489		$378,245

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01 and total return or ratio was less than 0.01%, as applicable.

See Notes to Financial Statements

10

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS U.S. Government Money Market Fund (the fund) is a diversified series of MFS Series Trust IV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In August 2018, the Securities and Exchange Commission (SEC) released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. Effective with the current reporting period, the fund adopted the Final Rule with the impacts being that the fund is no longer required to present the components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as

11

Notes to Financial Statements (unaudited) – continued

adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2019 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Short-Term Securities	$—	$297,801,612	$—	$297,801,612

For further information regarding security characteristics, see the Portfolio of Investments.

Repurchase Agreements – The fund enters into repurchase agreements under the terms of Master Repurchase Agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. Upon an event of default under a Master Repurchase Agreement, the non-defaulting party may close out all transactions traded under such agreement and net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default, the Master Repurchase Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund and other funds managed by MFS may utilize a joint trading account for the purpose of entering into one or more repurchase agreements. At February 28, 2019, the fund had investments in repurchase agreements with a gross value of $18,926,000 included in investments in unaffiliated issuers in the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at period end.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

12

Notes to Financial Statements (unaudited) – continued

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles.

Fees Paid Indirectly – The fund’s custody fee may be reduced by credits earned under a previous arrangement that measured the value of U.S. dollars deposited with the custodian by the fund. The amount of the credits that were used to reduce the fund’s custody fee for the six months ended February 28, 2019, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 8/31/18
Ordinary income (including any short-term capital gains)	$2,304,629

13

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 2/28/19

Cost of investments	$297,801,612

As of 8/31/18

Undistributed ordinary income	328,878
Capital loss carryforwards	(586)
Other temporary differences	(49,315)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of August 31, 2018, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(586)

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.40%
In excess of $1 billion	0.35%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended February 28, 2019, this management fee reduction amounted to $14,234, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2019 was equivalent to an annual effective rate of 0.39% of the fund’s average daily net assets.

Distributor – Certain shares acquired through an exchange may be subject to a contingent deferred sales charge upon redemption depending on when the shares exchanged were originally purchased. Contingent deferred sales charges paid to MFS Distributors, Inc. (MFD) during the six months ended February 28, 2019 were $43.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended February 28, 2019, the fee was $93,698, which equated to 0.0652% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended February 28, 2019, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $113,179.

14

Notes to Financial Statements (unaudited) – continued

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended February 28, 2019 was equivalent to an annual effective rate of 0.0170% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $1,150 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended February 28, 2019. The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to $5,010 at February 28, 2019, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended February 28, 2019, the fee paid by the fund under this agreement was $228 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

On July 2, 2018, a capital contribution of $582,494 was made by MFS to offset historical realized capital losses incurred by the fund prior to January 1, 2010. MFS did not receive any fund shares in exchange for the contribution, and has no claim on the fund’s assets with respect to the contribution.

(4) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The number of shares sold, reinvested and reacquired corresponds to the net proceeds from the sale of shares, reinvestment

15

Notes to Financial Statements (unaudited) – continued

of distributions and cost of shares reacquired, respectively, since shares are sold and reacquired at $1.00 per share. Transactions in fund shares were as follows:

	Six months ended 2/28/19	Year ended 8/31/18
Shares sold	131,679,735	114,453,856
Shares issued to shareholders in reinvestment of distributions	1,988,129	1,956,156
Shares reacquired	(99,309,603)	(160,213,389)
Net change	34,358,261	(43,803,377)

(5) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Bank Funding rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Bank Funding rate plus an agreed upon spread. For the six months ended February 28, 2019, the fund’s commitment fee and interest expense were $789 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

16

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund’s fiscal year at mfs.com/openendfunds by choosing the fund’s name and then selecting the “Resources” tab and clicking on “Prospectus and Reports”.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

17

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

OVERNIGHT MAIL

MFS Service Center, Inc.

Suite 219341

430 W 7th Street

Kansas City, MO 64105-1407

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST IV

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: April 16, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: April 16, 2019

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 16, 2019

*	Print name and title of each signing officer under his or her signature.